                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839
                 ----------------------------------------------

                          STREETTRACKS(R) SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


                           Stephanie M. Nichols, Esq.
                                     Counsel
                       State Street Bank and Trust Company
                               One Federal Street
                           Boston, Massachusetts 02110

                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                                New York NY 10019

        Registrant's telephone number, including area code: 617-662-3971

Date of fiscal year end:  June 30
Date of reporting period:  June 30, 2004

ITEM 1. REPORTS TO SHAREHOLDERS.



                                streetTRACKS(R)

                                (COVER GRAPHIC)




                                 ANNUAL REPORT
                                 JUNE 30, 2004

                                 [streetTRACKS annual report]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

After a strong first two quarters beginning June 30, 2003, markets grew more cautious towards fiscal year end, due to instability in Iraq, higher oil prices and the prospect of Federal tightening to combat inflation (the Fed raised rates by 0.25% on June 30th). By the end of April 2004, most equity markets were posting losses. May inflation numbers, however, as reported on June 15th, boosted investor sentiment. Unexpectedly benign inflation data helped ease worries of overly aggressive interest rate hikes, helping equities end this fiscal year in positive territory. The S&P 500 added 1.9% in June 2004, and finished the year with a 19.1% return. In similar fashion, the Russell 1000(R) gained 1.3% in June 2004, returning 19.5% for the fiscal year ending June 30, 2004.

The mid-June improvement in the interest-rate outlook helped riskier market segments finish the year with particular vigor. The Russell 2000(R) gained 4.2% in June, raising its return for this fiscal year ending June 30, 2004 to 33.4%. The Nasdaq Composite gained 3.1% for the month of June, enabling it to regain positive territory, ending the fiscal year with a 26.8% return. Dow Jones Large Cap Growth and Value Indexes are up 1.8% and 1.3%, respectively, for the fourth quarter. Reversing course from the third quarter, large capitalization stocks outperformed small caps, and growth stocks gained ground relative to value stocks. Dow Jones Large Cap Growth Index returned 16.97% for the year, surpassing the 15.85% return for the Dow Jones Large Cap Value Index.

Investor interest in Exchange Traded Funds ("ETFs") continued as well. Net assets of ETFs listed and traded on U.S. exchanges reached $178.2 billion as of June 30, 2004, representing an increase of 47% since June 30, 2003. The streetTRACKS family continued to share in the success of ETFs. Total assets invested in the streetTRACKS funds reached $851 million as of June 30, 2004, growing nearly 198% since June 30, 2003.

On July 8, 2004, we announced two new additions to the streetTRACKS family. The FrescoSM Dow Jones STOXX 50 Fund (NYSE: FEU) and the FrescoSM Dow Jones Euro STOXX 50 Fund (NYSE: FEZ) were transferred from UBS Global Asset Management (US) Inc. and were accordingly renamed the streetTRACKS STOXX 50 Fund (NYSE: FEU) and streetTRACKS EuroSTOXX 50 Fund (NYSE: FEZ). These Funds enable investors to gain easy exposure to the European and Eurozone markets.

We are fully committed to the ETF industry and will continue to play a leading role in working with investors and advisors to develop applications for ETFs that help you best pursue your investment objectives. We look forward to a continued relationship built on trust and dedicated to delivering innovative products, and applications for those products, that best serve the needs of the investment community.

Agustin J. Fleites
President
streetTRACKS Series Trust

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the 12 month period ending June 30, 2004 was 16.70% versus the Index return of 16.97%. Instability in Iraq, higher oil prices and the prospect of Federal tightening to combat inflation (the Fed raised rates by 0.25% on June 30, 2004) all contributed to a cautious market in the latter part of the period, overshadowing strong gains in the second half of 2003.

Large Cap Growth outperformed Large Cap Value during the year. The Dow Jones U.S. Large Cap Growth Index outperformed the Dow Jones U.S. Large Cap Value index by 112 basis points. Returns on Small Cap stocks were significantly better than Large Cap stocks for the year across both styles, Growth and Value. The Dow Jones U.S. Small Cap Growth index also outperformed the Dow Jones U.S. Large Cap Growth index by 14.60%. The Dow Jones U.S. Small Cap Value index outperformed the Dow Jones U.S. Large Cap Value index by 15.64%.

The best performing sector during the year in the Dow Jones U.S. Large Cap Growth Index was Electronic Technology. Three other sectors, Communications, Consumer Durables and Producer Manufacturing, actually had higher returns than Electronic Technology. However, their weights in the index were much smaller and as a result, did not impact the total return as much as the Electronic Technology sector. Yahoo!, Inc. was the best performing stock, largely due to growing profits and steady advertising growth. Another hi-tech issue, QUALCOMM, Inc., was the second best performer for the period and its positive performance can be attributed to strong revenues and earnings on the back of high demand for its wideband-CDMA wireless chipsets and software. Anti-virus software maker Symantec Corp. was also a strong performer due to ongoing fears of rising virus attacks and other cyber threats. The sector with the smallest return was Distribution Services.

The worst performing stocks were InterActiveCorp, Kohl's Corp. and Viacom, Inc. InterActiveCorp, an Internet commerce company, fell on fears of lower than expected revenues as well as concerns over the company's high marketing costs. Kohl's Corp. has been plagued by high inventory levels and had been left behind by its competitors. There was optimism for the retailer as a result of changes put into place in the first half of 2004. Viacom, Inc.'s weakness was due to uncertainty in a number or areas, including the executive suite after Mel Karmazian's resignation in June, the spin off of its Blockbuster unit and weakness in the radio industry.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           16.70%       16.97%              16.97%                       17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -49.40%      -49.99%             -49.03%                      -25.11%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           16.70%       16.97%              16.97%                       17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -16.61%      -16.87%             -16.45%                       -7.41%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. LARGE CAP GROWTH INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                  10000.00                           10000.00
9/30/00                                                                   9800.00                            9969.00
12/31/00                                                                  7394.90                            8882.10
3/31/01                                                                   5703.20                            7628.50
6/30/01                                                                   6251.80                            8038.60
9/30/01                                                                   4696.50                            6847.30
12/31/01                                                                  5497.90                            7507.60
3/31/02                                                                   5244.30                            7447.20
6/30/02                                                                   4232.70                            6353.40
9/30/02                                                                   3505.60                            5289.50
12/31/02                                                                  3757.00                            5723.00
3/31/03                                                                   3779.80                            5541.50
6/30/03                                                                   4248.50                            6376.00
9/30/03                                                                   4378.10                            6499.50
12/31/03                                                                  4854.20                            7263.40
3/31/04                                                                   4871.70                            7341.10
6/30/04                                                                   4958.50                            7466.10

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                                                                            AMERICAN
                          MICROSOFT         PFIZER,                         JOHNSON &         INTERNATIONAL
                          CORP.             INC.          INTEL CORP.       JOHNSON, INC.     GROUP, INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,754,669        4,278,007     2,919,418         2,704,068         2,670,576
    ------------------------------------------------------------------------------------------------------------------
       % OF               6.89%             6.20          4.23              3.92              3.87
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance for the Fund for the 12 month period ending June 30, 2004 was 15.54% versus the Index return of 15.85%. Instability in Iraq, higher oil prices and the prospect of Federal tightening to combat inflation (the Fed raised rates by 0.25% on June 30, 2004) all contributed to a cautious market in the latter part of the period, overshadowing strong gains in the second half of 2003.

Large Cap Growth outperformed Large Cap Value during the year. The Dow Jones U.S. Large Cap Growth Index outperformed the Dow Jones U.S. Large Cap Value Index by 112 basis points. Returns on Small Cap stocks were significantly better than Large Cap for the year across both styles, Growth and Value. The Dow Jones U.S. Small Cap Value Index outperformed the Large Cap Value Index by 15.64%. The Small Cap Growth Index also outperformed the Dow Jones U.S. Large Cap Growth Index by 14.60%

The best performing sector during the year in the Dow Jones U.S. Large Cap Value Index was Industrial Services. However, its relatively small weighting in the Index did not significantly impact overall performance. The sectors that contributed the most to the Index's overall return were Finance and Energy Minerals. The best performing stock was Countrywide Financial Corp. due to dramatic growth in new mortgage lending. The company has also been successful at hedging against the negative impact of rising interest rates. Motorola, Inc. also performed well during the period as it experienced success with its color camera phones and much optimism under new chief executive Ed Zander. Tyco International Ltd. performed well as it continued to concentrate on reducing its debt and making significant contributions to its under-funded pension plan. Coca-Cola Enterprises, Inc. had a positive return for the period as a result of increased revenues and improved growth in North America and Europe.

The worst performing sector was Health Technology. This sector was also the biggest negative contributor to the Fund's overall performance. AT&T Corp., Wyeth and Seagate Technology were the three worst performing individual issuers. AT&T Corp.'s disappointing results for the period were due to increased price pressures in its business division as well as negative regulatory decisions associated with its efforts in the local access arena. Wyeth was hurt on several fronts. It is still embroiled in litigation over its now-banned diet drug and has had higher than expected expenses with FluMist, the nasal flu vaccine it markets with MedImmune. Seagate Technology's troubles were largely due to volatility in the industry, which led to uncertainty regarding inventory levels, pricing, and supply and demand for the company's data storage products.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           15.54%       15.12%             15.85%                        17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     3.74%        3.71%              4.63%                       -25.11%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           15.54%       15.12%             15.85%                        17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     0.98%        0.98%              1.21%                        -7.41%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. LARGE CAP VALUE INDEX FUND (Based on Net Asset Value) [LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                  10000.00                           10000.00
9/30/00                                                                  10175.00                            9969.00
12/31/00                                                                 10592.00                            8882.10
3/31/01                                                                   9811.60                            7628.50
6/30/01                                                                  10128.00                            8038.60
9/30/01                                                                   9422.20                            6847.30
12/31/01                                                                  9924.80                            7507.60
3/31/02                                                                  10079.00                            7447.20
6/30/02                                                                   8881.30                            6353.40
9/30/02                                                                   7418.10                            5289.50
12/31/02                                                                  8175.30                            5723.00
3/31/03                                                                   7725.60                            5541.50
6/30/03                                                                   9135.90                            6376.00
09/30/03                                                                  9151.70                            6499.50
12/31/03                                                                 10262.00                            7263.20
03/31/04                                                                 10428.00                            7340.80
06/30/04                                                                 10555.00                            7465.90

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL
                          ELECTRIC CO.     EXXON MOBIL     CITIGROUP,    BANK OF AMERICA     MERCK &
                          (CLASS H)        CORP.           INC.          CORP.               CO., INC.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $7,954,200       6,841,183       5,664,072     4,063,283           2,485,580
    ----------------------------------------------------------------------------------------------------------------
       % OF               8.43%            7.25            6.00          4.31                2.63
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the one year period ending June 30, 2004 was 31.19% versus the Index return of 31.57%. Instability in Iraq, higher oil prices and the prospect of Federal tightening to combat inflation (the Fed raised rates by 0.25% on June 30, 2004) all contributed to a cautious market. Despite these events, small cap growth stocks did well during the year with only two months posting negative returns.

The style that was in favor for the period was Growth, albeit only by a small percentage. The Dow Jones U.S. Small Cap Growth Index outperformed the Dow Jones U.S. Small Cap Value index by 8 basis points. Small Cap stocks also proved better than Large Cap stocks for the year, with the Dow Jones U.S. Small Cap Growth Index outperforming the Dow Jones U.S. Large Cap Growth Index by 14.60%.

The best performing sector for the period was Autos and Transportation. Notable names include Wabash National Corp., J.B. Hunt Transport Services, Inc. and Oshkosh Truck Corp. Combined, these three names contributed significantly to the Fund's total return. Wabash National Corp. designs, manufactures and develops truck trailers for common carriers, leasing companies and private fleet carriers. J.B. Hunt Transport Services, Inc. shares soared as the company posted record revenue and earnings for the 2nd calendar quarter 2004 due to higher freight revenues, steady demand, and lower interest costs. Oshkosh Truck Corp. has benefited from a diverse product mix and increased sales to National Defense. Their fire truck unit recently received an order for 79 fire and rescue trucks to be sent to Iraq. The biggest detractors from return for the period were Trimeris, Inc. (Health Care sector), McDATA Corp. (Information Technology sector) and 99 Cents Only Stores (Consumer Discretionary sector). Trimeris, Inc. shares fell as a result of halting clinical trials of a promising HIV drug. Longer sales cycles and competitive pressures weighed on McData Corp. shares even in an improved IT spending environment. 99 Cents Stores lowered their earnings as the company continues to deal with warehousing problems and higher costs. The firm is also facing several shareholder lawsuits relating to lack of disclosure of their operations and finances.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.




   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           31.19%       31.20%              31.57%                      32.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -29.85%      -30.32%             -29.22%                      23.99%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           31.19%       31.20%              31.57%                      32.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    -9.02%       -9.18%              -8.80%                       5.90%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.


       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. SMALL CAP GROWTH INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9988.00                           10104.00
12/31/00                                                                   8019.00                            9449.00
03/31/01                                                                   6585.00                            8594.00
06/30/01                                                                   7893.00                            9832.00
09/30/01                                                                   5499.00                            7943.00
12/31/01                                                                   7307.00                            9679.00
03/31/02                                                                   6824.00                           10102.00
06/30/02                                                                   5396.00                            9057.00
09/30/02                                                                   4090.00                            7520.00
12/31/02                                                                   4462.00                            8035.00
03/31/03                                                                   4338.00                            7706.00
06/30/03                                                                   5341.00                            9476.00
09/30/03                                                                   5865.00                           10249.00
12/31/03                                                                   6605.00                           11794.00
03/31/04                                                                   6943.00                           12501.00
06/30/04                                                                   7006.00                           12528.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                           CHELSEA         INDEPENDENCE                      OSI
                          EQUITABLE          PROPERTY        COMMUNITY                         PHARMACEUTICALS,
                          RESOURCES, INC.    GROUP, INC.     BANK CORP.       MACERICH CO.     INC.
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $441,448           393,277         385,804          383,247          382,912
    ----------------------------------------------------------------------------------------------------------------------
       % OF               0.79%              0.70            0.69             0.69             0.68
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the one year period ending June 30, 2004 was 30.92% versus the Index return of 31.49%. Instability in Iraq, higher oil prices and the prospect of Federal tightening to combat inflation (the Fed raised rates by 0.25% on June 30, 2004) all contributed to a cautious market. Despite these events, small cap value stocks did well during the year with only two months posting negative returns.

The style that was in favor for the period was Growth, albeit only by a small percentage. The Dow Jones U.S. Small Cap Growth index outperformed the Dow Jones U.S. Small Cap Value index by 8 basis points. Small Cap stocks also proved better than Large Cap stocks for the year, with the Dow Jones U.S. Small Cap Value Index outperforming the Dow Jones U.S. Large Cap Value Index by 15.64%.

The best performing sector for the period was Health Care. Notable names include Beverly Enterprises, Inc., Nabi Biopharmaceuticals and PacifiCare Health Systems, Inc. Combined, these three names contributed significantly to the one year total return of the Fund. Beverly Enterprises, Inc. operates 373 nursing facilities, 20 assisted living centers and 10 outpatient clinics in 26 states and the District of Columbia. They benefited from increased occupancy levels, more patients in skilled nursing homes, and growth of hospice facilities. Nabi Biopharmaceuticals is a biopharmaceutical company dedicated to the development of products that treat infectious and auto-immune diseases. They have a number of products in clinical development which they expect to bring to market in the near future. PacifiCare Health Systems, Inc. gained market share this year and experienced strong revenues and lower balance sheet leverage.

The biggest detractors for the period were Tollgrade Communications, Inc. (Information Technology sector), Gene Logic, Inc. (Health Care sector) and Ariba, Inc. (Information Technology sector). Tollgrade Communications, Inc. revenues have slipped due to capital spending restraints from the Regional Bell customers. They develop test systems and status monitoring systems for the telecommunications and cable television industries. Gene Logic, Inc. share price has suffered as a takeover becomes less likely. Ariba Inc., once a high flying internet stock, has seen steady erosion in share price as the demand for enterprise management software decreases.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.




   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           30.92%       30.60%             31.49%                       32.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    87.94%       85.78%             91.13%                       23.99%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           30.92%       30.60%             31.49%                       32.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    18.32%       17.95%             18.86%                        5.90%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.


     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. SMALL CAP VALUE INDEX FUND (Based on Net Asset Value) [LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                  10195.00                           10104.00
12/31/00                                                                  11575.00                            9449.00
03/31/01                                                                  11449.00                            8594.00
06/30/01                                                                  12669.00                            9832.00
09/30/01                                                                  11504.00                            7943.00
12/31/01                                                                  13002.00                            9679.00
03/31/02                                                                  14477.00                           10102.00
06/30/02                                                                  14131.00                            9057.00
09/30/02                                                                  12166.00                            7520.00
12/31/02                                                                  12649.00                            8035.00
03/31/03                                                                  11930.00                            7706.00
06/30/03                                                                  14635.00                            9477.00
09/30/03                                                                  15393.00                           10249.00
12/31/03                                                                  18077.00                           11794.00
03/31/04                                                                  19361.00                           12501.00
06/30/04                                                                  19160.00                           12528.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    ----------------------------------------------------------------------------------------------------
       DESCRIPTION        RELIANT      HOSPITALITY     RYDER        SKY             FULTON
                          ENERGY,      PROPERTIES      SYSTEMS,     FINANCIAL       FINANCIAL
                          INC.         TRUST           INC.         GROUP, INC.     CORP.
    ----------------------------------------------------------------------------------------------------
       MARKET VALUE       $604,011     527,185         523,274      516,486         513,785
    ----------------------------------------------------------------------------------------------------
       % OF               0.79%        0.69            0.68         0.67            0.67
       NET ASSETS
    ----------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans U.S. Close Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ended June 30, 2004, the streetTRACKS Dow Jones Global Titans Index Fund (the "Fund"), and its Index returned 15.47% and 16.20%, respectively. After accounting for the annual expenses, the Fund under-performed its benchmark by 22 basis points.

Global markets have for the most part rallied during the last year. Throughout the world, the combination of generally low interest rates, improved sentiment, growth in earnings numbers and bullish signs in the Technology sector led in part to the global market's rebound. Additionally, a number of more US centric events contributed to the positive global market environment. These US factors included the dramatic GDP growth, favorable tax changes, expanded monetary stimulus, continued resiliency in the housing market, and a slight turnaround in employment numbers. In terms of individual country performance within the Dow Jones Global Titans Index Fund, the improving economic situation led to advances in almost every market. Of these countries, Japan and Germany were the strongest performers as a result of strong returns from Toyota Motor Corp. and Siemens AG. Conversely, Finland was the only country that posted a loss over the last twelve months. This was entirely caused by Nokia OYJ's poor performance.

On an individual stock basis, Merck & Co., Inc. and Verizon Communications, Inc. continued to be some of the worst performing issues, along with Wyeth and Nokia OYJ. Merck & Co., Inc. continued to be negatively impacted by both recent pipeline disappointments and earnings difficulties. In Verizon Communications, Inc.'s case, slowing growth and increasing competition in telephone services from the cable companies negatively impacted its stock. Finally, Wyeth continued to experience the effects of pending lawsuits regarding its diet pills. The impact of these declining issues was offset by the three best performing stocks which were Exxon Mobil Corp., Intel Corp. and Cisco Systems, Inc. Exxon Mobil Corp. has been reaping the benefits of high oil prices. For Intel Corp., growing strength in microprocessor demand and an improving gross margin contributed to this stock's positive return. In Cisco System, Inc.'s case, the stock's positive return was driven by both their increasing business success and the encouraging signs in the broad economy which were thought would lead to dramatic future growth for their business lines.

All of the sectors within this Fund were able to post positive returns during the most recent twelve months. These returns were paced by the strong return of the Energy sector. Of the remaining sectors, only the Heath Care sector and the Telecommunications sector were not able to post double digit gains. The Health Care sector was negatively impacted by the relatively poor returns of both Merck & Co., Inc. and Wyeth. For the Telecommunications sector, Verizon Communications, Inc. was the primary cause of this sector's relatively modest return.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           15.47%       14.87%              16.20%                       17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -22.70%      -23.29%             -21.10%                      -25.11%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           15.47%       14.87%              16.20%                       17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    -6.63%       -6.82%              -6.13%                       -7.41%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES GLOBAL TITANS INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9982.00                            9969.00
12/31/00                                                                   9147.00                            8882.00
03/31/01                                                                   8107.00                            7629.00
06/30/01                                                                   8446.00                            8039.00
09/30/01                                                                   7378.00                            6847.00
12/31/01                                                                   7967.00                            7508.00
03/31/02                                                                   7788.00                            7447.00
06/30/02                                                                   6765.00                            6353.00
09/30/02                                                                   5547.00                            5290.00
12/31/02                                                                   6106.00                            5723.00
03/31/03                                                                   5822.00                            5542.00
06/30/03                                                                   6682.00                            6376.00
09/30/03                                                                   6812.00                            6499.00
12/31/03                                                                   7628.00                            7263.00
03/31/04                                                                   7603.00                            7341.00
06/30/04                                                                   7716.00                            7466.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL     PFIZER,          CITIGROUP,
                          ELECTRIC CO.     CORP.         CORP.           INC.             INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,820,414       3,289,027     3,285,585       2,957,918        2,718,390
    -----------------------------------------------------------------------------------------------------------
       % OF               5.65%            4.87          4.86            4.38             4.02
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire REIT Index (formerly the Wilshire REIT Index) (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the year ended June 30, 2004, the Fund returned 26.70% compared to the Dow Jones Wilshire REIT Index return of 27.16%. The Hotel sub-sector was the best performing sector returning 41% as leisure and business travel began to show signs of improvement driven by a recovering economy. Retail was the second best performing sub-sector, posting returns of approximately 38% during the year. Key drivers to the sector's outperformance included continued demand from retailers for new stores, strong consumer spending and limited supply in terms of new construction. On the other side of the performance spectrum, the Apartment and Office sectors underperformed the REIT market with returns of 23% and 21%, respectively. Landlords in these two sectors continued to lack pricing power given their high level of vacancies and lackluster job growth.

April 2004 witnessed one of the sharpest sell-offs in modern REIT history as the market was down 14.64% precipitated by stronger than expected job growth in March and a corresponding fear of rising interest rates. As primarily non-dedicated REIT investors decided to sell the group and take some significant profits off the table, paradoxically, those REITS with the strongest fundamentals suffered the most. The retail stocks, particularly the Malls, were down roughly 20%. Industrial and Office sectors followed at -17% and -14% respectively. Apartments and Hotels, considered better leveraged to an improving economy, suffered the least, down 8% and 6% respectively. Most of the sell-off occurred in the early part of the month and we did see some stability return to the market in the latter half of April.

Stocks with the largest positive individual contributions to return during the period were made up primarily of Hotel and Retail names. Leaders included LaSalle Hotel Properties Trust, Chelsea Property Group, Inc., Acadia Realty Trust, FelCor Lodging Trust, Inc., and Innkeepers USA Trust. The biggest detractors to the Fund's performance came from Office and Apartments including, Apartment Investment & Management Co., Sun Communities, Inc., Glenborough Realty Trust, Inc., and Equity Office Properties Trust.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET          WILSHIRE REIT          DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           26.70%       27.29%             27.16%                       32.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    64.26%       65.12%             66.27%                       34.30%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET          WILSHIRE REIT          DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04           26.70%       27.29%             27.16%                       32.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    16.92%       17.11%             16.94%                        9.72%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2004.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      WILSHIRE REIT INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
04/23/01                                                                  10000.00                           10000.00
06/30/01                                                                  11122.00                           11049.00
09/30/01                                                                  10849.00                            8927.00
12/31/01                                                                  11364.00                           10877.00
03/31/02                                                                  12301.00                           11354.00
06/30/02                                                                  12848.00                           10179.00
09/30/02                                                                  11684.00                            8452.00
12/31/02                                                                  11733.00                            9030.00
03/31/03                                                                  11874.00                            8661.00
06/30/03                                                                  13287.00                           10651.00
09/30/03                                                                  14580.00                           11519.00
12/31/03                                                                  15895.00                           13255.00
03/31/04                                                                  17798.00                           14051.00
06/30/04                                                                  16835.00                           14080.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EQUITY OFFICE        SIMON PROPERTY     EQUITY RESIDENTIAL     VORNADO          GENERAL
                          PROPERTIES TRUST     GROUP, INC.        TRUST                  REALTY TRUST     GROWTH
                                                                                                          PROPERTIES,
                                                                                                          INC.
    -----------------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $25,184,589          24,546,160         19,109,076             16,469,325       14,779,263
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               5.63%                5.49               4.27                   3.68             3.31
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
The streetTRACKS Morgan Stanley Technology Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ending June 30, 2004, the Fund was up 34.11%, versus the Index return of 34.82% for the period. After accounting for the annual expenses, the Fund under-performed its benchmark by 18 basis points.

Most of the positive return was experienced during the second half of the calendar year 2003, as a result of various positive factors, such as: an improving economy, increased liquidity provided on the fiscal and monetary fronts, less geopolitical risk, (especially after the capture of Saddam Hussein), and diminished fears of the SARS virus. The first half of calendar year 2004 was a bit more stable for the Technology sector, with a more moderate positive return. This market slow down was due mainly to increased instability in Iraq, higher oil prices and concerns over interest rate levels.

The Electronic Technology sector, the dominant sector in the Index, contributed most significantly to the positive performance. With an average weight of over 30% of the Fund during the period, the Technology Services sector contributed most to the Fund's performance.

Although Yahoo!, Inc. was the overall leader in terms of stock level return contribution for the year, Telefonaktiebolaget LM Ericsson, eBay, Inc., Broadcom Corp., QUALCOMM, Inc. and Motorola, Inc. continued to enjoy very high positive returns in the first six months of 2004 as well. There were also quite a few companies during the year that experienced negative returns which adversely affected the fund performance. The top contributors to negative performance were Seagate Technology, Intuit, Inc., Nokia OYJ, InterActiveCorp. and Electronic Data Systems Corp.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.



   PERFORMANCE AS OF JUNE 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                         NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                           VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04             34.11%       33.90%           34.82%                      17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     -48.30%      -48.38%          -47.63%                     -25.11%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                         NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                           VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/04             34.11%       33.90%           34.82%                      17.09%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     -16.13%      -16.16%          -15.85%                      -7.41%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2004.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9725.00                            9969.00
12/31/00                                                                   6876.00                            8882.00
03/31/01                                                                   5391.00                            7629.00
06/30/01                                                                   5948.00                            8039.00
09/30/01                                                                   3839.00                            6847.00
12/31/01                                                                   5203.00                            7508.00
03/31/02                                                                   4663.00                            7447.00
06/30/02                                                                   3404.00                            6353.00
09/30/02                                                                   2444.00                            5290.00
12/31/02                                                                   2943.00                            5723.00
03/31/03                                                                   2941.00                            5542.00
06/30/03                                                                   3749.00                            6376.00
09/30/03                                                                   4206.00                            6499.00
12/31/03                                                                   4857.00                            7263.00
03/31/04                                                                   4969.00                            7341.00
06/30/04                                                                   5028.00                            7466.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TELEFONAKTIE-
                          BOLAGET LM ERICSSON     YAHOO!, INC.     EBAY,        QUALCOMM, INC.     BROADCOM CORP.
                                                                   INC.
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,161,375              1,126,230        979,911      933,560            913,137
    ------------------------------------------------------------------------------------------------------------------------
       % OF               4.72%                   4.58             3.98         3.80               3.71
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the year ended June 30, 2004, the Fund was up 17.31% for the period versus the Index return of 17.63%. After accounting for the annual expenses, the Fund under-performed its benchmark by 10 basis points.

Most of the positive return was experienced during the second half of the 2003 calendar year, as a result of various positive factors, such as: an improving economy, increased liquidity provided on the fiscal and monetary fronts, less geopolitical risk, (especially after the capture of Saddam Hussein), and diminished fears of the SARS virus. The first half of the 2004 calendar year was a bit more stable for the Fortune 500(R) Index, with a more moderate return of 2.81% through June 30th. This market slow down was due mainly to increased instability in Iraq, higher oil prices and concerns over interest rate levels.

The Financials sector, the largest sector in the Index, and Electronic Technology contributed most significantly to positive performance during the year. Although all sectors experienced positive returns for the same period, Consumer Services and Non-Energy Materials were the two main underperformers for the first 6 months of 2004.

On the security level, Exxon Mobil Corp., Intel Corp., Cisco Systems, Inc., and General Electric Co. were a few of the top contributors during the year, even though Intel Corp. actually experienced a loss during the last 6 months. Viacom, Inc. and Amgen, Inc. continued to suffer in the first half of 2004, contributing negatively to the Fortune 500(R) Index performance. A few additional laggards consisted of Wyeth, Verizon Communications, Inc. and AT&T Corp.

                                 [streetTRACKS annual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2004

    --------------------------------------------------------------------------------------------------------------------
                                                               CUMULATIVE TOTAL RETURN
                              ------------------------------------------------------------------------------------------
                                 NET ASSET          MARKET         FORTUNE 500(R)               S&P 500 INDEX
                                   VALUE            VALUE              INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED              17.31%           17.43%             17.63%                       19.11%
       06/30/04
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF         -10.21%          -10.36%             -9.49%                      -12.81%
       TRADING (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2004.

    --------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURN
                              ------------------------------------------------------------------------------------------
                                 NET ASSET          MARKET         FORTUNE 500(R)               S&P 500 INDEX
                                   VALUE            VALUE              INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED              17.31%           17.43%             17.63%                       19.11%
       06/30/04
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF          -2.85%           -2.90%             -2.62%                       -3.61%
       TRADING (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2004.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      FORTUNE 500(R) INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                   FORTUNE 500 INDEX FUND               COMPARATIVE INDEX)
                                                                   ----------------------           --------------------------
10/04/00                                                                  10000.00                           10000.00
12/31/00                                                                   9467.00                            9230.00
03/31/01                                                                   8516.00                            8135.00
06/30/01                                                                   8978.00                            8612.00
09/30/01                                                                   7763.00                            7348.00
12/31/01                                                                   8498.00                            8133.00
03/31/02                                                                   8562.00                            8155.00
06/30/02                                                                   7480.00                            7063.00
09/30/02                                                                   6228.00                            5843.00
12/31/02                                                                   6696.00                            6337.00
03/31/03                                                                   6467.00                            6137.00
06/30/03                                                                   7422.00                            7081.00
09/30/03                                                                   7593.00                            7268.00
12/31/03                                                                   8479.00                            8153.00
03/31/04                                                                   8594.00                            8291.00
06/30/04                                                                   8707.00                            8434.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2004

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL           MICROSOFT          EXXON              PFIZER,          CITIGROUP,
                          ELECTRIC CO.      CORP.              MOBIL CORP.        INC.             INC.
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,859,585        3,596,961          3,388,394          3,051,297        2,805,624
    -------------------------------------------------------------------------------------------------------------------
       % OF               3.41%             3.18               2.99               2.69             2.48
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.4%
Lockheed Martin Corp. ................      5,872  $   305,814
                                                   -----------
AUTOMOBILES -- 0.4%
Harley-Davidson, Inc. ................      4,817      298,365
                                                   -----------
BANKS (MAJOR REGIONAL) -- 0.6%
Fifth Third Bancorp...................      7,824      420,775
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 1.0%
Anheuser-Busch Cos., Inc. ............     13,142      709,668
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 4.9%
The Coca-Cola Co. ....................     36,621    1,848,628
PepsiCo, Inc. ........................     27,910    1,503,791
                                                   -----------
                                                     3,352,419
                                                   -----------
BIOTECHNOLOGY -- 2.3%
Amgen, Inc. (a).......................     20,788    1,134,401
Boston Scientific Corp. (a)...........      9,767      418,028
                                                   -----------
                                                     1,552,429
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 2.8%
Clear Channel Communications, Inc. ...      9,229      341,011
Comcast Corp. (Class A)...............     20,545      575,876
Comcast Corp. (Class A) Special.......     14,442      398,744
Cox Communications, Inc. (Class A)
  (a).................................      3,340       92,819
Fox Entertainment Group, Inc. (a).....      2,918       77,911
Liberty Media Corp. (Class A) (a).....     42,062      378,137
Liberty Media International, Inc.
  (a).................................      2,221       82,399
                                                   -----------
                                                     1,946,897
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.7%
Nextel Communications, Inc. (Class A)
  (a).................................     17,527      467,270
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
QUALCOMM, Inc. .......................     13,263      967,934
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
KLA-Tencor Corp. (a)..................      3,205      158,263
                                                   -----------
COMPUTERS (HARDWARE) -- 5.7%
Dell, Inc. (a)........................     36,458    1,305,925
International Business Machines
  Corp. ..............................     27,561    2,429,502
Juniper Networks, Inc. (a)............      8,045      197,666
                                                   -----------
                                                     3,933,093
                                                   -----------
COMPUTERS (NETWORKING) -- 4.1%
Accenture Ltd. Bermuda (a)............      7,140      196,207
Cisco Systems, Inc. (a)...............    110,571    2,620,533
                                                   -----------
                                                     2,816,740
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.3%
Lexmark International, Inc. (a).......      2,118      204,451
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMPUTER SOFTWARE/SERVICES -- 10.3%
Adobe Systems, Inc. ..................      3,973  $   184,745
eBay, Inc. (a)........................      7,153      657,718
Electronic Arts, Inc. (a).............      4,913      268,004
Intuit, Inc. (a)......................      3,034      117,052
Microsoft Corp. (a)...................    166,480    4,754,669
Symantec Corp. (a)....................      5,162      225,992
VERITAS Software Corp. (a)............      7,079      196,088
Yahoo!, Inc. (a)......................     18,533      673,304
                                                   -----------
                                                     7,077,572
                                                   -----------
CONSUMER FINANCE -- 0.4%
SLM Corp. ............................      7,163      289,743
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.5%
Cardinal Health, Inc. ................      7,030      492,451
Sysco Corp. ..........................     10,442      374,555
Wm. Wrigley Jr., Co. .................      2,300      145,015
                                                   -----------
                                                     1,012,021
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.3%
Agilent Technologies, Inc. (a)........      7,193      210,611
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 6.6%
Analog Devices, Inc. .................      6,127      288,459
Intel Corp. ..........................    105,776    2,919,418
Linear Technology Corp. ..............      5,150      203,270
Maxim Integrated Products, Inc. ......      5,258      275,624
Texas Instruments, Inc. ..............     28,288      684,004
Xilinx, Inc. .........................      5,699      189,834
                                                   -----------
                                                     4,560,609
                                                   -----------
ENTERTAINMENT -- 2.5%
The Walt Disney Co. ..................     33,542      854,986
Viacom, Inc. (Class A)................        685       24,900
Viacom, Inc. (Class B)................     24,463      873,818
                                                   -----------
                                                     1,753,704
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.8%
Applied Materials, Inc. (a)...........     27,539      540,315
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.8%
American Express Co. .................     18,513      951,198
State Street Corp. ...................      5,561      272,711
                                                   -----------
                                                     1,223,909
                                                   -----------
FOOTWEAR -- 0.3%
NIKE, Inc. (Class B)..................      3,035      229,901
                                                   -----------
GAMING & LOTTERY -- 0.3%
International Game Technology.........      5,714      220,560
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 3.9%
Johnson & Johnson, Inc. ..............     48,547    2,704,068
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 10.2%
Alcon, Inc. ..........................      1,250       98,313
Allergan, Inc. .......................      2,141      191,662
Biogen Idec, Inc. (a).................      5,546      350,784
Eli Lilly & Co. ......................     15,811    1,105,347
Forest Laboratories, Inc. (a).........      6,006      340,120
Genentech, Inc. (a)...................      7,210      405,202
Gilead Sciences, Inc. (a).............      3,495      234,165
Pfizer, Inc. .........................    124,796    4,278,007
                                                   -----------
                                                     7,003,600
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
HEALTH CARE (MANAGED CARE) -- 1.6%
St. Jude Medical, Inc. (a)............      2,874  $   217,418
UnitedHealth Group, Inc. .............     10,063      626,422
Wellpoint Health Networks, Inc. (a)...      2,543      284,841
                                                   -----------
                                                     1,128,681
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.9%
Genzyme Corp. (a).....................      3,728      176,446
Guidant Corp. ........................      5,096      284,765
Medtronic, Inc. ......................     19,815      965,387
Stryker Corp. ........................      4,524      248,820
Zimmer Holdings, Inc. (a).............      3,997      352,535
                                                   -----------
                                                     2,027,953
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.0%
Colgate-Palmolive Co. ................      8,075      471,984
The Procter & Gamble Co. .............     42,268    2,301,070
                                                   -----------
                                                     2,773,054
                                                   -----------
HOUSEWARES -- 0.3%
Fortune Brands, Inc. .................      2,384      179,825
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.5%
AFLAC, Inc. ..........................      8,303      338,845
                                                   -----------
INSURANCE (MULTI-LINE) -- 3.9%
American International Group, Inc. ...     37,466    2,670,576
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
The Progressive Corp. ................      3,144      268,183
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.9%
The Goldman Sachs Group, Inc. ........      6,718      632,567
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.6%
Caterpillar, Inc. ....................      5,584      443,593
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 3.5%
3M Co. ...............................     11,724    1,055,277
Danaher Corp. ........................      3,654      189,460
Illinois Tool Works, Inc. ............      4,358      417,889
United Technologies Corp. ............      8,399      768,340
                                                   -----------
                                                     2,430,966
                                                   -----------
METALS MINING -- 0.4%
Newmont Mining Corp. .................      6,484      251,320
                                                   -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.9%
Schlumberger Ltd. ....................      9,617      610,776
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ...................      5,488      206,623
                                                   -----------
PERSONAL CARE -- 0.5%
Avon Products, Inc. ..................      7,818      360,722
                                                   -----------
PUBLISHING -- 0.4%
The McGraw-Hill Cos., Inc. ...........      3,108      237,980
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Tribune Co. ..........................      3,534      160,938
                                                   -----------
RESTAURANTS -- 0.4%
Starbucks Corp. (a)...................      6,525      283,707
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 2.8%
Lowe's Cos., Inc. ....................     11,606      609,895
The Home Depot, Inc. .................     36,653    1,290,186
                                                   -----------
                                                     1,900,081
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. (a)................      4,352  $   220,820
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.3%
Kohl's Corp. (a)......................      4,971      210,174
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.2%
Target Corp. .........................     13,593      577,295
Wal-Mart Stores, Inc. ................     43,314    2,285,246
                                                   -----------
                                                     2,862,541
                                                   -----------
RETAIL (SPECIALTY) -- 1.0%
Amazon.com, Inc. (a)..................      4,784      260,249
Bed Bath & Beyond, Inc. (a)...........      4,875      187,444
Staples, Inc. ........................      8,173      239,551
                                                   -----------
                                                       687,244
                                                   -----------
RETAIL STORES (DRUG STORE) -- 1.2%
Caremark Rx, Inc. (a).................      7,564      249,158
Walgreen Co. .........................     16,741      606,192
                                                   -----------
                                                       855,350
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.3%
Golden West Financial Corp. ..........      2,096      222,910
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
Omnicom Group, Inc. ..................      3,084      234,045
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.7%
Apollo Group, Inc. (a)................      2,314      204,303
InterActiveCorp (a)...................      8,225      247,902
                                                   -----------
                                                       452,205
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.8%
Automatic Data Processing, Inc. ......      9,742      407,995
First Data Corp. .....................     14,256      634,677
Paychex, Inc. ........................      5,528      187,289
                                                   -----------
                                                     1,229,961
                                                   -----------
TRUCKING -- 1.6%
FedEx Corp. ..........................      4,561      372,588
United Parcel Service, Inc. (Class
  B)..................................      9,413      707,575
                                                   -----------
                                                     1,080,163
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $63,564,611)........................              68,922,534
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $111,093)................    111,093      111,093
                                                   -----------
TOTAL INVESTMENTS -- 100.1% (Cost
  $63,675,704)........................              69,033,627
OTHER ASSETS AND
  LIABILITIES -- (0.1)%...............                 (60,826)
                                                   -----------
NET ASSETS -- 100.0%..................             $68,972,801
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
ALUMINUM -- 0.7%
Alcoa, Inc. ..........................     20,605   $   680,583
                                                    -----------
AUTOMOBILES -- 1.2%
Ford Motor Co. .......................     41,401       647,926
General Motors Corp. .................     10,900       507,831
                                                    -----------
                                                      1,155,757
                                                    -----------
BANKS (MAJOR REGIONAL) -- 8.7%
Bank One Corp. .......................     26,410     1,346,910
BB&T Corp. ...........................     12,969       479,464
Comerica, Inc. .......................      3,842       210,849
KeyCorp...............................      9,635       287,990
Mellon Financial Corp. ...............      9,968       292,361
National City Corp. ..................     14,200       497,142
PNC Financial Services Group..........      6,627       351,761
SouthTrust Corp. .....................      7,837       304,154
SunTrust Banks, Inc. .................      6,350       412,687
The Bank of New York Co., Inc. .......     18,394       542,255
U.S. Bancorp..........................     44,616     1,229,617
Wells Fargo & Co. ....................     39,739     2,274,263
                                                    -----------
                                                      8,229,453
                                                    -----------
BANKS (MONEY CENTER) -- 5.8%
Bank of America Corp. ................     48,018     4,063,283
Wachovia Corp. .......................     30,952     1,377,364
                                                    -----------
                                                      5,440,647
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.2%
Coca-Cola Enterprises, Inc. ..........      5,673       164,460
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 8.7%
General Electric Co. (Class H)........    245,500     7,954,200
The DIRECTV Group, Inc. (a)...........     15,045       257,269
                                                    -----------
                                                      8,211,469
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. ..........................     10,287       320,749
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.1%
Motorola, Inc. .......................     55,226     1,007,874
                                                    -----------
CHEMICALS -- 2.4%
Air Products and Chemicals, Inc. .....      5,052       264,978
E. I. du Pont de Nemours & Co. .......     23,648     1,050,444
The Dow Chemical Co. .................     22,030       896,621
                                                    -----------
                                                      2,212,043
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.3%
PPG Industries, Inc. .................      4,062       253,834
                                                    -----------
COMPUTERS (HARDWARE) -- 1.8%
Hewlett-Packard Co. ..................     64,510     1,361,161
Sun Microsystems, Inc. (a)............     77,980       338,433
                                                    -----------
                                                      1,699,594
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 1.2%
Oracle Corp. (a)......................     93,330     1,113,427
Seagate Technology (a)................      3,597        51,905
                                                    -----------
                                                      1,165,332
                                                    -----------
CONSUMER FINANCE -- 0.7%
MBNA Corp. ...........................     26,573       685,318
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRIC COMPANIES -- 3.8%
American Electric Power Co., Inc. ....      9,372   $   299,904
Dominion Resources, Inc. .............      7,716       486,725
Duke Energy Corp. ....................     21,518       436,600
Entergy Corp. ........................      5,430       304,134
Exelon Corp. .........................     15,621       520,023
FirstEnergy Corp. ....................      7,825       292,733
FPL Group, Inc. ......................      4,022       257,207
PG&E Corp. (a)........................      8,794       245,705
Progress Energy, Inc. ................      5,800       255,490
The Southern Co. .....................     17,450       508,668
                                                    -----------
                                                      3,607,189
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.2%
Flextronics International Ltd. (a)....     12,554       200,236
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.4%
Raytheon Co. .........................      9,875       353,229
                                                    -----------
ENTERTAINMENT -- 1.9%
Time Warner, Inc. (a).................    103,559     1,820,567
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 12.7%
Citigroup, Inc. ......................    121,808     5,664,072
Countrywide Financial Corp. ..........      6,558       460,699
Equity Office Properties Trust........      9,501       258,427
Fannie Mae............................     20,572     1,468,018
Freddie Mac...........................     16,204     1,025,713
J.P. Morgan Chase & Co. ..............     49,032     1,900,971
Morgan Stanley........................     23,480     1,239,040
                                                    -----------
                                                     12,016,940
                                                    -----------
FOODS -- 2.4%
Archer-Daniels-Midland Co. ...........     13,917       233,527
Campbell Soup Co. ....................      6,027       162,006
ConAgra Foods, Inc. ..................     12,414       336,171
General Mills, Inc. ..................      7,007       333,042
H.J. Heinz Co. .......................      8,354       327,477
Kellogg Co. ..........................      5,608       234,695
Kraft Foods, Inc. ....................      6,229       197,335
Sara Lee Corp. .......................     18,770       431,522
                                                    -----------
                                                      2,255,775
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 3.3%
Abbott Laboratories...................     36,720     1,496,707
Baxter International, Inc. ...........     14,479       499,670
Bristol-Myers Squibb Co. .............     45,768     1,121,316
                                                    -----------
                                                      3,117,693
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.5%
Merck & Co., Inc. ....................     52,328     2,485,580
Schering-Plough Corp. ................     34,904       645,026
Wyeth.................................     31,388     1,134,990
                                                    -----------
                                                      4,265,596
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.3%
Medco Health Solutions, Inc. (a)......      6,413       240,488
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.8%
Kimberly-Clark Corp. .................     11,796       777,120
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INSURANCE (LIFE/HEALTH) -- 0.9%
Aetna, Inc. ..........................      3,637   $   309,145
MetLife, Inc. ........................      7,572       271,456
The Principal Financial Group,
  Inc. ...............................      7,493       260,607
                                                    -----------
                                                        841,208
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.8%
Loews Corp. ..........................      2,965       177,782
Prudential Financial, Inc. ...........     12,371       574,880
                                                    -----------
                                                        752,662
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 2.4%
ACE Ltd. .............................      6,621       279,936
The Allstate Corp. ...................     16,532       769,565
The Chubb Corp. ......................      4,460       304,083
The St. Paul Travelers Cos., Inc. ....     15,693       636,194
XL Capital Ltd. (Class A).............      3,257       245,773
                                                    -----------
                                                      2,235,551
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.2%
Merrill Lynch & Co., Inc. ............     20,732     1,119,113
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.2%
Mattel, Inc. .........................     10,170       185,603
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.4%
Honeywell International, Inc. ........     18,486       677,142
Tyco International Ltd. ..............     47,215     1,564,705
                                                    -----------
                                                      2,241,847
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
Pitney Bowes, Inc. ...................      5,542       245,234
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 1.2%
Apache Corp. .........................      7,699       335,291
Devon Energy Corp. ...................      5,283       348,678
Occidental Petroleum Corp. ...........      9,209       445,808
                                                    -----------
                                                      1,129,777
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 11.0%
ConocoPhillips........................     14,706     1,121,921
ChevronTexaco Corp. ..................     25,198     2,371,384
Exxon Mobil Corp. ....................    154,046     6,841,183
                                                    -----------
                                                     10,334,488
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Halliburton Co. ......................     10,400       314,704
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.9%
International Paper Co. ..............     11,400       509,580
Weyerhaeuser Co. .....................      5,255       331,696
                                                    -----------
                                                        841,276
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.5%
Eastman Kodak Co. ....................      6,775       182,790
Xerox Corp. (a).......................     18,835       273,107
                                                    -----------
                                                        455,897
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RAILROADS -- 0.7%
Burlington Northern Santa Fe Corp. ...      8,832   $   309,738
Union Pacific Corp. ..................      6,141       365,083
                                                    -----------
                                                        674,821
                                                    -----------
RESTAURANTS -- 0.8%
McDonald's Corp. .....................     29,634       770,484
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.4%
Limited Brands........................      9,427       176,285
Sears, Roebuck & Co. .................      4,626       174,678
                                                    -----------
                                                        350,963
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.4%
CVS Corp. ............................      9,370       393,727
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.8%
Albertson's, Inc. ....................      7,541       200,138
Safeway, Inc. (a).....................     10,493       265,893
The Kroger Co. (a)....................     15,787       287,323
                                                    -----------
                                                        753,354
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.8%
Washington Mutual, Inc. ..............     20,352       786,401
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
Cendant Corp. ........................     23,989       587,251
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Electronic Data Systems Corp. ........     11,371       217,755
                                                    -----------
TELEPHONE -- 6.4%
ALLTEL Corp. .........................      7,241       366,539
AT&T Corp. ...........................     18,787       274,854
BellSouth Corp. ......................     43,176     1,132,075
SBC Communications, Inc. .............     77,982     1,891,063
Verizon Communications, Inc. .........     65,236     2,360,891
                                                    -----------
                                                      6,025,422
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.5%
Sprint Corp. .........................     27,745       488,312
                                                    -----------
TOBACCO -- 2.6%
Altria Group, Inc. ...................     48,189     2,411,859
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $91,749,015)........................               94,039,655
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $192,870)................    192,870       192,870
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $91,941,885)..................               94,232,525
OTHER ASSETS AND LIABILITIES --
  0.1%................................                  137,202
                                                    -----------
NET ASSETS -- 100.0%..................              $94,369,727
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.9%
Alliant Techsystems, Inc. (a).........      5,083   $   321,957
Curtiss-Wright Corp. (Class B)........        845        45,436
United Defense Industries, Inc. (a)...      3,435       120,225
                                                    -----------
                                                        487,618
                                                    -----------
AIRLINES -- 0.8%
AMR Corp. (a).........................     21,806       264,071
Delta Air Lines, Inc. (a).............     15,547       110,694
Northwest Airlines Corp. (Class A)
  (a).................................      7,766        86,358
                                                    -----------
                                                        461,123
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.6%
BorgWarner, Inc. .....................      7,610       333,090
                                                    -----------
BANKS (REGIONAL) -- 4.9%
Cathay General Bancorp................      3,213       214,307
Cullen/Frost Bankers, Inc. ...........      7,014       313,876
East West Bancorp, Inc. ..............      6,866       210,786
First BanCorp. .......................      5,090       207,417
Independence Community Bank Corp. ....     10,599       385,804
Park National Corp. ..................      1,494       190,799
Silicon Valley Bancshares (a).........      4,825       191,311
Southwest Bancorporation of Texas,
  Inc. ...............................      4,422       195,099
Texas Regional Bancshare, Inc. .......      4,116       188,966
UCBH Holdings, Inc. ..................      6,168       243,759
W Holding Co., Inc. ..................     10,876       186,741
Westamerica Bancorp...................      4,318       226,479
                                                    -----------
                                                      2,755,344
                                                    -----------
BIOTECHNOLOGY -- 3.5%
Abgenix, Inc. (a).....................     10,392       121,794
Alexion Pharmaceuticals, Inc. (a).....      2,999        55,781
Applera Corp. -- Celera Genomics Group
  (a).................................      9,752       112,246
Biosite, Inc. (a).....................      2,139        96,084
CV Therapeutics, Inc. (a).............      4,149        69,537
Enzo Biochem, Inc. (a)................      3,896        58,440
Enzon, Inc. (a).......................      5,990        76,432
Martek Biosciences Corp. (a)..........      3,991       224,175
Myriad Genetics, Inc. (a).............      3,492        52,101
NPS Pharmaceuticals, Inc. (a).........      4,985       104,685
OSI Pharmaceuticals, Inc. (a).........      5,436       382,912
Protein Design Labs, Inc. (a).........     12,906       246,892
Regeneron Pharmaceuticals, Inc. (a)...      4,919        51,797
Techne Corp. (a)......................      5,612       243,841
Trimeris, Inc. (a)....................      2,177        31,414
                                                    -----------
                                                      1,928,131
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.7%
Cox Radio, Inc. (Class A) (a).........      5,124        89,055
Cumulus Media, Inc. (a)...............      7,101       119,368
Emmis Communications Corp. (a)........      6,950       145,811
Young Broadcasting, Inc. (Class A)
  (a).................................      2,280        29,982
                                                    -----------
                                                        384,216
                                                    -----------
BUILDING MATERIALS GROUP -- 0.4%
Florida Rock Industries, Inc. ........      5,138       216,669
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.8%
Nextel Partners, Inc. (Class A) (a)...      5,371   $    85,506
United States Cellular Corp. (a)......      2,099        80,917
Western Wireless Corp. (a)............      9,545       275,946
                                                    -----------
                                                        442,369
                                                    -----------
CHEMICALS (SPECIALTY) -- 1.2%
Cabot Microelectronics Corp. (a)......      3,310       101,319
MacDermid, Inc. ......................      3,075       104,089
Minerals Technologies, Inc. ..........      2,805       162,690
Valspar Corp. ........................      6,497       327,384
                                                    -----------
                                                        695,482
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.0%
ADTRAN, Inc. .........................      5,860       195,548
Avid Technology, Inc. (a).............      4,318       235,633
Finisar Corp. (a).....................     24,832        49,167
Inter-Tel, Inc. ......................      2,707        67,594
Plantronics, Inc. (a).................      6,512       274,155
Tekelec (a)...........................      8,514       154,700
United Online, Inc. (a)...............      6,436       113,338
                                                    -----------
                                                      1,090,135
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.5%
Brooks Automation, Inc. (a)...........      5,965       120,195
Kronos, Inc. (a)......................      4,242       174,770
                                                    -----------
                                                        294,965
                                                    -----------
COMPUTERS (HARDWARE) -- 0.5%
Echelon Corp. (a).....................      4,189        46,875
National Instruments Corp. ...........      7,141       218,872
                                                    -----------
                                                        265,747
                                                    -----------
COMPUTERS (NETWORKING) -- 0.2%
UNOVA, Inc. (a).......................      6,467       130,957
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.3%
M-Systems Flash Disk Pioneers, Ltd.
  (a).................................      4,272        63,696
MICROS Systems, Inc. (a)..............      2,529       121,316
                                                    -----------
                                                        185,012
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 5.2%
Advent Software, Inc. (a).............      4,263        77,032
Akamai Technologies, Inc. (a).........     14,785       265,391
Ask Jeeves, Inc. (a)..................      7,745       302,287
CNET Networks, Inc. (a)...............     18,127       200,666
eResearch Technology, Inc. (a)........      6,405       179,340
F5 Networks, Inc. (a).................      3,995       105,788
Hyperion Solutions Corp. (a)..........      5,328       232,940
IDX Systems Corp. (a).................      2,794        89,101
Imation Corp..........................      4,818       205,295
Lexar Media, Inc. (a).................     10,220        68,270
Macromedia, Inc. (a)..................      9,440       231,752
Macrovision Corp. (a).................      5,713       142,996
Mercury Computer System, Inc. (a).....      2,898        71,870
Openwave Systems, Inc. (a)............      8,530       108,331
Packeteer, Inc. (a)...................      4,219        68,137
Quest Software, Inc. (a)..............      6,211        80,122
SERENA Software, Inc. (a).............      3,890        74,260

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Sybase, Inc. (a)......................     13,239   $   238,302
Take-Two Interactive Software, Inc.
  (a).................................      6,131       187,854
                                                    -----------
                                                      2,929,734
                                                    -----------
CONSTRUCTION -- 0.3%
Hovnanian Enterprises, Inc. (a).......      4,644       161,193
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.5%
Fossil, Inc. (a)......................      5,291       144,180
Lancaster Colony Corp. ...............      3,780       157,399
                                                    -----------
                                                        301,579
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
Priority Healthcare Corp. (Class B)
  (a).................................      5,017       115,140
SCP Pool Corp. .......................      4,857       218,565
                                                    -----------
                                                        333,705
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.5%
Avocent Corp. (a).....................      6,700       246,158
Benchmark Electronics, Inc. (a).......      5,501       160,079
Black Box Corp. ......................      2,462       116,354
EMCOR Group, Inc. (a).................      2,068        90,950
Power-One, Inc. (a)...................      9,958       109,339
Veeco Instruments, Inc. (a)...........      3,522        90,903
                                                    -----------
                                                        813,783
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.4%
Varian Inc. (a).......................      4,736       199,622
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.4%
Engineered Support Systems, Inc.......      3,538       207,008
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 1.0%
FLIR Systems, Inc. (a)................      4,594       252,210
Newport Corp. (a).....................      5,376        86,930
Trimble Navigation, Ltd. (a)..........      6,920       192,307
                                                    -----------
                                                        531,447
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 3.7%
Actel Corp. (a).......................      3,416        63,196
Credence Systems Corp. (a)............     10,143       139,973
Cree, Inc. (a)........................     10,138       236,013
DSP Group, Inc. (a)...................      3,983       108,497
Integrated Circuit Systems, Inc.
  (a).................................      9,915       269,291
Kopin Corp. (a).......................      9,005        46,016
OmniVision Technologies, Inc. (a).....      7,599       121,204
Power Integrations, Inc. (a)..........      4,104       102,190
Semtech Corp. (a).....................     10,298       242,415
Silicon Image, Inc. (a)...............      9,578       125,759
Silicon Laboratories, Inc. (a)........      4,644       215,249
Siliconix, Inc. (a)...................        791        39,250
Ultratech, Inc. (a)...................      2,944        47,928
Varian Semiconductor Equipment
  Associates, Inc. (a)................      4,959       191,219
Zoran Corp. (a).......................      5,837       107,109
                                                    -----------
                                                      2,055,309
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.5%
Jacobs Engineering Group, Inc. (a)....      7,104       279,756
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
EQUIPMENT (SEMICONDUCTORS) -- 1.6%
Asyst Technologies, Inc. (a)..........      5,916   $    61,172
ATMI, Inc. (a)........................      4,263       116,423
Cymer, Inc. (a).......................      5,021       187,986
Donaldson Co., Inc. ..................     10,376       304,017
Helix Technology Corp. ...............      3,567        76,084
Kulicke and Soffa Industries, Inc.
  (a).................................      6,941        76,073
LTX Corp. (a).........................      8,068        87,215
                                                    -----------
                                                        908,970
                                                    -----------
FOODS -- 0.3%
American Italian Pasta Co. (Class
  A)..................................      2,465        75,133
Tootsie Roll Industries, Inc. ........      3,097       100,653
                                                    -----------
                                                        175,786
                                                    -----------
FOOTWEAR -- 0.8%
Kenneth Cole Productions, Inc. (Class
  A)..................................      1,303        44,654
Reebok International, Ltd. ...........      6,401       230,308
The Timberland Co. (Class A) (a)......      3,053       197,193
                                                    -----------
                                                        472,155
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.5%
Alliance Gaming Corp. (a).............      6,392       109,687
Scientific Games Corp. (a)............      8,629       165,159
                                                    -----------
                                                        274,846
                                                    -----------
HARDWARE & TOOLS -- 0.3%
The Scotts Co. (Class A) (a)..........      3,011       192,343
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 0.4%
AMERIGROUP Corp. (a)..................      3,380       166,296
Chemed Corp. .........................      1,416        68,676
                                                    -----------
                                                        234,972
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.1%
Accredo Health, Inc. (a)..............      6,623       257,966
Cell Therapeutics, Inc. (a)...........      6,468        47,669
Cubist Pharmaceuticals, Inc. (a)......      5,495        60,994
Human Genome Sciences, Inc. (a).......     17,723       206,118
Ligand Pharmaceuticals, Inc. (Class B)
  (a).................................      9,244       160,661
Medicis Pharmaceutical Corp. (Class
  A)..................................      7,649       305,578
Nektar Therapeutics (a)...............     11,412       227,784
Neurocrine Biosciences, Inc. (a)......      4,965       257,435
Noven Pharmaceuticals, Inc. (a).......      3,194        70,332
Par Pharmaceutical Cos., Inc. (a).....      4,678       164,712
Taro Pharmaceutical Industries Ltd.
  (a).................................      3,686       160,341
Tularik, Inc. (a).....................      7,341       182,057
United Therapeutics Corp. (a).........      2,920        74,898
Vicuron Phamaceuticals, Inc. (a)......      7,460        93,698
                                                    -----------
                                                      2,270,243
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.5%
LifePoint Hospitals, Inc. (a).........      4,856       180,740
Odyssey Healthcare, Inc. (a)..........      5,000        94,100
                                                    -----------
                                                        274,840
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.7%
Apria Healthcare Group, Inc. (a)......      6,826       195,906
Select Medical Corp. .................     14,063       188,726
                                                    -----------
                                                        384,632
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 7.3%
Alkermes, Inc. (a)....................     12,193   $   165,825
ArthroCare Corp. (a)..................      2,905        84,477
Bio Rad Laboratories, Inc (a).........      2,223       130,846
Charles River Laboratories
  International, Inc. (a).............      6,301       307,930
Cyberonics, Inc. (a)..................      2,538        84,668
Diagnostic Products Corp. ............      3,100       136,214
Edwards Lifesciences Corp. (a)........      8,121       283,017
IDEXX Laboratories, Inc. (a)..........      4,744       298,587
INAMED Corp. (a)......................      4,846       304,571
Invacare Corp. .......................      4,119       184,202
MGI Pharma, Inc. (a)..................      9,622       259,890
Millipore Corp. (a)...................      6,739       379,877
PolyMedica Corp. .....................      3,529       109,540
ResMed, Inc. (a)......................      4,619       235,384
Respironics, Inc. (a).................      4,758       279,533
STERIS Corp. (a)......................      9,538       215,177
Sybron Dental Specialties, Inc. (a)...      5,265       157,160
The Cooper Companies, Inc. ...........      4,410       278,580
The Medicines Co. (a).................      6,101       186,142
                                                    -----------
                                                      4,081,620
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 1.9%
Cerner Corp. (a)......................      3,897       173,728
FuelCell Energy, Inc. (a).............      5,949        69,484
InterMune, Inc. (a)...................      3,762        58,010
Pediatrix Medical Group, Inc. (a).....      3,346       233,718
Pharmaceutical Product Development,
  Inc. (a)............................      6,781       215,433
Renal Care Group, Inc. (a)............      9,124       302,278
                                                    -----------
                                                      1,052,651
                                                    -----------
HOMEBUILDING -- 1.4%
Beazer Homes USA, Inc. ...............      1,870       187,580
LNR Property Corp. ...................      2,668       144,739
M.D.C. Holdings, Inc. ................      3,230       205,460
The Ryland Group, Inc. ...............      3,303       258,295
                                                    -----------
                                                        796,074
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
Ethan Allen Interiors, Inc. ..........      5,093       182,889
HNI Corp. ............................      6,466       273,706
                                                    -----------
                                                        456,595
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
Church & Dwight Co., Inc. ............      5,607       256,688
                                                    -----------
INSURANCE BROKERS -- 0.9%
Brown & Brown, Inc. ..................      7,640       329,284
Hilb, Rogal and Hamilton Co. .........      4,359       155,529
                                                    -----------
                                                        484,813
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.5%
StanCorp Financial Group, Inc. .......      3,902       261,434
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.3%
Philadelphia Consolidated Holding
  Corp. (a)...........................      2,480       148,974
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.1%
Interactive Data Corp. (a)............      4,861        84,679
Jefferies Group, Inc. ................      6,796       210,132

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Piper Jaffray Companies, Inc. (a).....      2,710   $   122,573
Raymond James Financial, Inc. ........      8,125       214,906
                                                    -----------
                                                        632,290
                                                    -----------
INVESTMENT MANAGEMENT -- 0.9%
Affiliated Managers Group, Inc. (a)...      3,961       199,515
Eaton Vance Corp. ....................      8,195       313,131
                                                    -----------
                                                        512,646
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.1%
International Speedway Corp. (Class
  A)..................................      3,627       176,417
Polaris Industries, Inc. .............      5,867       281,616
Winnebago Industries, Inc. ...........      4,647       173,240
                                                    -----------
                                                        631,273
                                                    -----------
MACHINERY (DIVERSIFIED) -- 2.2%
Dade Behring Holdings, Inc. (a).......      5,814       276,281
Graco, Inc............................      9,482       294,416
IEDX Corp. ...........................      6,358       218,397
MSC Industrial Direct Co., Inc. (Class
  A)..................................      5,721       187,878
The Toro Co. .........................      3,327       233,123
                                                    -----------
                                                      1,210,095
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 3.3%
Actuant Corp. (a).....................      3,239       126,289
AMETEK, Inc. .........................      9,202       284,342
AptarGroup, Inc. .....................      4,638       202,634
Carlisle Cos., Inc. ..................      4,246       264,314
CLARCOR, Inc. ........................      3,400       155,720
Gen Probe, Inc. (a)...................      6,720       317,990
Harsco Corp. .........................      5,613       263,811
Matthews International Corp. .........      4,310       141,971
Photon Dynamics, Inc. (a).............      2,273        79,714
                                                    -----------
                                                      1,836,785
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.3%
Briggs & Stratton Corp. ..............      3,066       270,881
Cognex Corp. .........................      5,328       205,021
Coherent, Inc. (a)....................      4,044       120,713
Dionex Corp. (a)......................      2,852       157,345
Roper Industries, Inc. ...............      5,028       286,093
Teleflex, Inc. .......................      4,950       248,243
                                                    -----------
                                                      1,288,296
                                                    -----------
METAL FABRICATORS -- 0.4%
Kennametal, Inc. .....................      4,982       228,176
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 1.1%
Equitable Resources, Inc. ............      8,537       441,448
Western Gas Resources, Inc. ..........      6,024       195,660
                                                    -----------
                                                        637,108
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
United Stationers, Inc. (a)...........      4,603       182,831
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.8%
Atwood Oceanics, Inc. (a).............      1,483        61,915
FMC Technologies, Inc. (a)............      8,612       248,026
Helmerich & Payne, Inc. ..............      6,315       165,137
Oceaneering International, Inc. (a)...      3,408       116,724
SEACOR Holdings, Inc. (a).............      2,381       104,597
Varco International, Inc. (a).........     13,251       290,065
                                                    -----------
                                                        986,464
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OIL & GAS (EXPLORATION/PRODUCTS) -- 2.2%
Evergreen Resources, Inc. (a).........      5,888   $   237,875
Noble Energy, Inc. ...................      7,493       382,143
Patina Oil & Gas Corp. ...............      9,002       268,890
Stone Energy Corp. (a)................      3,434       156,865
Unit Corp. (a)........................      5,267       165,647
                                                    -----------
                                                      1,211,420
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Rayonier, Inc. .......................      6,765       300,704
                                                    -----------
PERSONAL CARE -- 0.4%
NBTY, Inc. (a)........................      8,191       240,733
                                                    -----------
PUBLISHING -- 1.1%
John Wiley & Sons, Inc. (Class A).....      5,295       169,440
Meredith Corp. .......................      5,540       304,479
Scholastic Corp. (a)..................      4,557       136,482
                                                    -----------
                                                        610,401
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 1.1%
Lee Enterprises, Inc. ................      4,975       238,850
McClatchy Co..........................      2,741       192,281
Media General, Inc. ..................      2,831       181,807
                                                    -----------
                                                        612,938
                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 5.0%
Alexandria Real Estate Equities,
  Inc. ...............................      2,647       150,297
CBL & Associates Properties, Inc. ....      4,197       230,835
CenterPoint Properties Corp. .........      3,187       244,602
Chelsea Property Group, Inc. .........      6,030       393,277
Essex Property Trust, Inc. ...........      2,854       195,071
Federal Realty Investment Trust.......      7,045       293,001
Macerich Co. .........................      8,006       383,247
Mills Corp. ..........................      5,874       274,316
Novastar Financial, Inc. .............      3,414       129,595
Redwood Trust, Inc. ..................      2,861       159,300
Weingarten Realty Investors...........     10,852       339,451
                                                    -----------
                                                      2,792,992
                                                    -----------
RESTAURANTS -- 2.7%
Applebee's International, Inc. .......     11,266       259,343
CBRL Group, Inc. .....................      6,658       205,399
CEC Entertainment, Inc. (a)...........      5,181       152,891
P F Chang's China Bistro, Inc. (a)....      3,225       132,709
Papa John's International, Inc. (a)...      1,721        50,839
Ruby Tuesday, Inc. ...................      9,094       249,630
Sonic Corp. (a).......................      8,109       184,480
The Cheesecake Factory, Inc. (a)......      6,591       262,256
                                                    -----------
                                                      1,497,547
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.4%
Hughes Supply, Inc. ..................      4,184       246,563
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 1.6%
Aeropostale, Inc. (a).................      7,572       203,763
Cost Plus, Inc. (a)...................      2,994        97,155
The Neiman Marcus Group, Inc. ........      4,003       222,767
Tractor Supply Co. (a)................      4,794       200,485
Zale Corp. (a)........................      7,108       193,764
                                                    -----------
                                                        917,934
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL (DISCOUNTERS) -- 0.4%
Freds, Inc. ..........................      4,528   $   100,024
Tuesday Morning Corp. (a).............      3,614       104,806
                                                    -----------
                                                        204,830
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.5%
99 Cents Only Stores (a)..............      6,778       103,365
Performance Food Group Co. (a)........      6,332       168,051
                                                    -----------
                                                        271,416
                                                    -----------
RETAIL (SPECIALTY) -- 1.6%
Barnes & Noble, Inc. (a)..............      7,543       256,311
Guitar Center, Inc. (a)...............      3,052       135,722
Linen 'n Things, Inc. (a).............      6,160       180,550
O'Reilly Automotive, Inc. (a).........      7,484       338,277
                                                    -----------
                                                        910,860
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 2.1%
American Eagle Outfitters, Inc. (a)...      7,079       204,654
AnnTaylor Stores Corp. (a)............      9,421       273,021
Christopher & Banks Corp. ............      5,133        90,905
Hot Topic, Inc. (a)...................      6,406       131,259
Pacific Sunwear of California, Inc.
  (a).................................     10,463       204,761
Talbots, Inc. ........................      3,165       123,910
The Children's Place Retail Stores,
  Inc. (a)............................      1,889        44,429
The Sports Authority, Inc. (a)........      3,058       109,782
                                                    -----------
                                                      1,182,721
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.5%
Krispy Kreme Doughnuts, Inc. (a)......      7,811       149,112
Panera Bread Co. (a)..................      3,907       140,183
                                                    -----------
                                                        289,295
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.6%
Downey Financial Corp. ...............      2,781       148,088
FirstFed Financial Corp. (a)..........      2,167        90,147
PFF Bancorp, Inc. ....................      1,831        68,187
                                                    -----------
                                                        306,422
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.3%
ADVO, Inc. ...........................      4,144       136,420
FTI Consulting, Inc. (a)..............      5,814        95,931
Hudson Highland Group, Inc. (a).......      1,419        43,507
R.H. Donnelley Corp. (a)..............      4,261       186,376
The Corporate Executive Board Co. ....      4,986       288,141
                                                    -----------
                                                        750,375
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.1%
Apollo Group, Inc. (a)................      2,061       180,523
Arbitron, Inc. (a)....................      4,225       154,297
Copart, Inc. (a)......................      9,111       243,264
DeVry, Inc. (a).......................      8,362       229,286
Education Management Corp. (a)........      8,179       268,762
G & K Services, Inc. .................      2,681       107,749
Hewitt Associates, Inc. (a)...........      4,290       117,975
Imagistics International, Inc. (a)....      2,205        78,057
ITT Educational Services, Inc. (a)....      6,245       237,435
Laureate Education, Inc. (a)..........      5,701       218,006
Pre-Paid Legal Services, Inc. (a).....      2,185        52,068
Priceline.com, Inc. (a)...............      2,806        75,566
Regis Corp. ..........................      6,047       269,636

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Rent-A-Center, Inc. (a)...............     11,068   $   331,265
Strayer Education, Inc. ..............      1,902       212,206
Sunrise Assisted Living, Inc. (a).....      2,456        96,128
                                                    -----------
                                                      2,872,223
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.5%
CACI International, Inc. (a)..........      3,900       157,716
Digital River, Inc. (a)...............      4,100       133,783
                                                    -----------
                                                        291,499
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.9%
FileNET Corp. (a).....................      5,320       167,952
Global Payments, Inc. ................      5,172       232,844
NDCHealth Corp. ......................      4,335       100,572
                                                    -----------
                                                        501,368
                                                    -----------
STEEL -- 0.1%
Cleveland-Cliffs, Inc. (a)............      1,422        80,187
                                                    -----------
TRUCKING -- 0.9%
J.B. Hunt Transport Services, Inc. ...      7,783       300,268
Landstar Systems, Inc. (a)............      4,071       215,234
                                                    -----------
                                                        515,502
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TRUCKS & PARTS -- 0.7%
Oshkosh Truck Corp. ..................      4,705   $   269,643
Wabash National Corp. (a).............      3,361        92,596
                                                    -----------
                                                        362,239
                                                    -----------
WASTE MANAGEMENT -- 0.9%
Stericycle, Inc. (a)..................      5,933       306,974
Waste Connections, Inc. (a)...........      5,961       176,803
                                                    -----------
                                                        483,777
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $51,025,945)..................               55,811,540
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $123,078)................    123,078       123,078
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $51,149,023)..................               55,934,618
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                    9,070
                                                    -----------
NET ASSETS -- 100.0%..................              $55,943,688
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.1%
AAR Corp. (a).........................      6,123   $    69,496
                                                    -----------
AGRICULTURE -- 0.8%
Corn Products International, Inc. ....      6,902       321,288
IMC Global, Inc. (a)..................     20,948       280,703
                                                    -----------
                                                        601,991
                                                    -----------
AIR FREIGHT -- 0.2%
EGL, Inc. (a).........................      7,076       188,222
                                                    -----------
AIRLINES -- 1.0%
AirTran Holdings, Inc. (a)............     16,997       240,338
Alaska Air Group, Inc. (a)............      5,274       125,890
Atlantic Coast Airlines Holdings, Inc.
  (a).................................      8,875        50,942
Continental Airlines, Inc. (Class B)
  (a).................................     13,389       152,233
SkyWest, Inc. ........................     11,588       201,747
                                                    -----------
                                                        771,150
                                                    -----------
AUTO PARTS & EQUIPMENT -- 2.6%
ArvinMeritor, Inc. ...................     13,850       271,045
Cooper Tire & Rubber Co. .............     14,806       340,538
Modine Manufacturing Co. .............      6,041       192,406
Snap-on, Inc. ........................     10,520       352,946
The Goodyear Tire & Rubber Co. (a)....     35,003       318,177
Tower Automotive, Inc. (a)............      9,691        35,275
United Rentals, Inc. (a)..............     12,849       229,869
Visteon Corp. ........................     24,244       282,927
                                                    -----------
                                                      2,023,183
                                                    -----------
BANKS (REGIONAL) -- 8.4%
AMCORE Financial, Inc. ...............      4,591       138,465
BancorpSouth, Inc. ...................     14,463       325,851
BSB Bancorp, Inc. ....................      1,754        62,355
Chittenden Corp. .....................      7,348       258,282
Citizens Banking Corp. ...............      7,390       229,460
Colonial BancGroup, Inc. .............     25,393       461,391
Commercial Federal Corp. .............      8,203       222,301
Community First Bankshares, Inc. .....      7,229       232,702
F N B Corp. ..........................      9,240       188,496
First Midwest Bancorp, Inc. ..........      9,294       327,242
First Niagara Financial Group,
  Inc. ...............................     15,664       187,968
FirstMerit Corp. .....................     14,436       380,677
Fulton Financial Corp. ...............     25,498       513,785
Greater Bay Bancorp...................     10,123       292,555
Old National Bancorp..................     13,247       328,923
Provident Bankshares Corp. ...........      6,582       189,825
Republic Bancorp, Inc. ...............     12,778       177,614
Sky Financial Group, Inc. ............     20,885       516,486
South Financial Group, Inc. ..........     11,915       337,671
Sterling Bancshares, Inc. ............      8,834       125,354
Trustmark Corp. ......................     10,246       296,314
United Bankshares, Inc. ..............      8,253       268,222
Whitney Holding Corp. ................      8,107       362,140
                                                    -----------
                                                      6,424,079
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.1%
The Robert Mondavi Corp. (a)..........      2,021        74,817
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.5%
Aqua America, Inc. ...................     18,535       371,627
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BIOTECHNOLOGY -- 0.4%
Albany Molecular Research, Inc. (a)...      4,727   $    61,120
Gene Logic, Inc. (a)..................      5,942        24,065
Immunomedics, Inc. (a)................      7,934        38,639
Incyte Genomics, Inc. (a).............     14,831       113,309
Lexicon Genetics, Inc. (a)............      7,980        62,563
                                                    -----------
                                                        299,696
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.2%
Insight Communications Co., Inc.
  (Class A) (a).......................      8,922        82,618
Sinclair Broadcast Group, Inc. .......      8,923        91,639
                                                    -----------
                                                        174,257
                                                    -----------
BUILDING MATERIALS GROUP -- 0.5%
Eagle Materials, Inc. (Class B).......      1,829       126,658
Eagle Materials, Inc. ................      1,917       136,145
USG Corp. (a).........................      6,475       113,830
                                                    -----------
                                                        376,634
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.2%
Powerwave Technologies, Inc. (a)......     22,552       173,650
                                                    -----------
CHEMICALS -- 0.3%
Georgia Gulf Corp. ...................      6,588       236,246
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.9%
FMC Corp. (a).........................      6,845       295,088
Olin Corp. ...........................     13,869       244,372
OM Group, Inc. (a)....................      5,599       184,823
                                                    -----------
                                                        724,283
                                                    -----------
CHEMICALS (SPECIALTY) -- 3.2%
A. Schulman, Inc. ....................      6,152       132,206
Albemarle Corp. ......................      6,584       208,384
Crompton Corp. .......................     23,173       145,990
Ferro Corp. ..........................      8,365       223,178
Great Lakes Chemical Corp. ...........      8,773       237,397
H.B. Fuller Co. ......................      5,611       159,352
Hercules, Inc. (a)....................     19,952       243,215
Lubrizol Corp. .......................     10,305       377,369
Millennium Chemicals, Inc. (a)........     12,970       224,640
RPM, Inc. ............................     23,153       351,926
Sensient Technologies Corp. ..........      8,874       190,614
                                                    -----------
                                                      2,494,271
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Anaren, Inc. (a)......................      4,049        66,161
Arris Group, Inc. (a).................     12,346        73,335
Cable Design Technologies Corp. (a)...      8,197        86,888
CommScope, Inc. (a)...................     10,256       219,991
Harmonic, Inc. (a)....................     13,142       111,970
REMEC, Inc. (a).......................     11,676        73,792
RF Micro Devices, Inc. (a)............     37,093       278,198
SonicWALL, Inc. (a)...................     11,811       101,575
Stratex Networks, Inc. (a)............     12,943        38,182
Sycamore Networks, Inc. (a)...........     35,697       150,998
Tollgrade Communications, Inc. (a)....      2,578        27,378
                                                    -----------
                                                      1,228,468
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Agilysys, Inc. .......................      5,788        79,817
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMPUTERS (HARDWARE) -- 0.6%
Computer Network Technology Corp.
  (a).................................      5,428   $    32,514
Concurrent Computer Corp. (a).........     12,363        24,479
Gateway, Inc. (a).....................     46,173       207,778
McDATA Corp. (Class B) (a)............      5,038        25,744
MRV Communications, Inc. (a)..........     19,989        54,770
Silicon Graphics, Inc. (a)............     48,724       107,193
                                                    -----------
                                                        452,478
                                                    -----------
COMPUTERS (NETWORKING) -- 0.2%
Extreme Networks, Inc. (a)............     23,052       127,247
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.1%
InFocus Corp. (a).....................      7,240        61,540
Maxtor Corp. (a)......................     49,373       327,343
Quantum Corp. (a).....................     31,005        96,116
Western Digital Corp. (a).............     41,623       360,455
                                                    -----------
                                                        845,454
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.2%
Agile Software Corp. (a)..............      8,656        75,740
Ariba, Inc. (a).......................     48,893        96,808
Ascential Software Corp. (a)..........     11,992       191,752
E.piphany, Inc. (a)...................     14,474        69,909
EarthLink, Inc. (a)...................     28,505       295,027
Entrust, Inc. (a).....................     10,617        47,777
Interwoven, Inc. (a)..................      7,055        71,255
Manugistics Group, Inc. (a)...........     14,913        48,766
MatrixOne, Inc. (a)...................      9,482        65,521
MRO Software, Inc. (a)................      3,716        50,575
NetIQ Corp. (a).......................     11,387       150,308
Parametric Technology Corp. (a).......     53,516       267,580
Perot Systems Corp. (Class A) (a).....     15,039       199,568
RadiSys Corp. (a).....................      3,573        66,351
RealNetworks, Inc. (a)................     22,642       154,871
Retek, Inc. (a).......................     10,667        65,495
RSA Security, Inc. (a)................     12,329       252,375
S1 Corp. (a)..........................     13,393       133,126
THQ, Inc. (a).........................      7,655       175,299
TIBCO Software, Inc. (a)..............     32,442       274,135
Verity, Inc. (a)......................      7,368        99,542
Vignette Corp. (a)....................     57,637        95,677
WatchGuard Technologies, Inc. (a).....      6,045        43,645
webMethods, Inc. (a)..................     10,247        87,817
Wind River Systems, Inc. (a)..........     14,387       169,191
                                                    -----------
                                                      3,248,110
                                                    -----------
CONSTRUCTION -- 0.4%
Granite Construction, Inc. ...........      6,575       119,862
Texas Industries, Inc. ...............      4,128       169,950
                                                    -----------
                                                        289,812
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
American Greetings Corp. (Class A)
  (a).................................     12,664       293,552
                                                    -----------
CONTAINERS (METALS & GLASS) -- 1.1%
Crown Holdings, Inc. (a)..............     32,968       328,691
Lattice Semiconductor Corp. (a).......     21,531       150,932
Owens-Illinois, Inc. (a)..............     22,477       376,715
                                                    -----------
                                                        856,338
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. .....................      3,894   $   103,892
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.8%
Chiquita Brands International, Inc.
  (a).................................      8,132       170,122
Nu Skin Enterprises, Inc. ............     10,849       274,697
PSS World Medical, Inc. (a)...........     13,017       145,790
                                                    -----------
                                                        590,609
                                                    -----------
ELECTRIC COMPANIES -- 4.8%
Allegheny Energy, Inc. ...............     25,348       390,613
Avista Corp. .........................      8,920       164,306
Black Hills Corp. ....................      6,471       203,837
Cleco Corp. ..........................      9,493       170,684
CMS Energy Corp. .....................     32,649       298,085
El Paso Electric Co. (a)..............      9,415       145,368
Hawaiian Electric Industries, Inc. ...     16,045       418,774
IDACORP, Inc. ........................      7,619       205,713
OGE Energy Corp. .....................     17,492       445,521
PNM Resources, Inc. ..................     12,106       251,442
Sierra Pacific Resources (a)..........     23,409       180,483
Unisource Energy Corp. ...............      6,387       158,717
Westar Energy, Inc. ..................     17,072       339,904
WPS Resources Corp. ..................      7,408       343,361
                                                    -----------
                                                      3,716,808
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.7%
Acuity Brands, Inc. ..................      8,501       229,527
Artesyn Technologies, Inc. (a)........      7,404        66,636
C&D Technologies, Inc. ...............      4,984        88,865
C-COR.net Corp. (a)...................      8,470        87,156
Checkpoint Systems, Inc. (a)..........      7,501       134,493
Cohu, Inc. ...........................      3,804        72,428
Plexus Corp. (a)......................      8,306       112,131
Technitrol, Inc. (a)..................      7,405       162,169
Thomas & Betts Corp. (a)..............     11,729       319,381
                                                    -----------
                                                      1,272,786
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.5%
GrafTech International Ltd. (a).......     19,412       203,050
KEMET Corp. (a).......................     16,261       198,709
                                                    -----------
                                                        401,759
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.3%
Aeroflex, Inc. (a)....................     14,815       212,299
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.9%
Methode Electronics, Inc. (Class A)...      7,225        93,709
Orbotech, Ltd. (a)....................      6,289       127,981
PerkinElmer, Inc. ....................     23,506       471,060
                                                    -----------
                                                        692,750
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.3%
Adaptec, Inc. (a).....................     21,381       180,883
Conexant Systems, Inc. (a)............     92,494       400,499
ESS Technology, Inc. (a)..............      5,890        63,082
Silicon Storage Technology, Inc.
  (a).................................     16,980       174,894
Transmeta Corp. (a)...................     30,930        67,737
TriQuint Semiconductor, Inc. (a)......     25,005       136,527
                                                    -----------
                                                      1,023,622
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ENGINEERING & CONSTRUCTION -- 0.5%
Dycom Industries, Inc. (a)............      9,682   $   271,096
McDermott International, Inc. (a).....     11,870       120,599
                                                    -----------
                                                        391,695
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Axcelis Technologies, Inc. (a)........     19,845       246,872
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 14.3%
Annaly Mortgage Management, Inc. .....     23,536       399,171
Arden Realty, Inc. ...................     13,077       384,595
Brandywine Realty Trust...............      9,116       247,864
BRE Properties, Inc. (Class A)........      9,473       329,187
Camden Property Trust.................      7,101       325,226
Capital Automotive REIT...............      6,456       189,354
CarrAmerica Realty Corp. .............     10,849       327,965
Colonial Properties Trust.............      4,605       177,431
Cousins Properties, Inc. .............      7,814       257,471
Equity Inns, Inc. ....................      9,072        84,279
FelCor Lodging Trust, Inc. (a)........      9,457       114,430
First Industrial Realty Trust,
  Inc. ...............................      8,228       303,449
Gables Residential Trust..............      5,841       198,477
Glenborough Realty Trust, Inc. .......      6,464       118,614
Health Care REIT, Inc. ...............     10,248       333,060
Healthcare Realty Trust, Inc. ........      8,594       322,103
Highwoods Properties, Inc. ...........     10,706       251,591
Home Properties of New York, Inc. ....      6,145       239,532
Hospitality Properties Trust..........     12,463       527,185
HRPT Properties Trust.................     35,389       354,244
Impac Mortgage Holdings, Inc. ........     12,811       288,504
Kilroy Realty Corp. ..................      5,668       193,279
Koger Equity, Inc. ...................      5,183       119,831
Mack-Cali Realty Corp. ...............     12,090       500,284
MeriStar Hospitality Corp. ...........     15,852       108,428
Nationwide Health Properties, Inc. ...     13,271       250,822
Pennsylvania Real Estate Investment
  Trust...............................      7,148       244,819
Platinum Underwriters Holdings,
  Ltd. ...............................      5,473       166,543
Post Properties, Inc. ................      7,939       231,422
Prentiss Properties Trust.............      7,714       258,573
Realty Income Corp. ..................      7,908       330,001
Reckson Associates Realty Corp. ......     13,337       366,234
Shurgard Storage Centers, Inc. (Class
  A)..................................      9,161       342,621
SL Green Realty Corp. ................      7,710       360,828
Sotheby's Holding, Inc. (a)...........      8,870       141,565
Susquehanna Bancshares, Inc. .........      9,476       238,416
Thornburg Mortgage, Inc. .............     16,197       436,509
TrustCo Bank Corp. ...................     14,853       194,574
United Dominion Realty Trust, Inc. ...     25,528       504,944
Washington Real Estate Investment
  Trust...............................      8,337       244,941
                                                    -----------
                                                     11,008,366
                                                    -----------
FOODS -- 0.3%
Hain Celestial Group, Inc. (a)........      6,010       108,781
Interstate Bakeries Corp. ............      8,863        96,164
                                                    -----------
                                                        204,945
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
FOOTWEAR -- 0.7%
Payless ShoeSource, Inc. (a)..........     13,686   $   204,058
Stride Rite Corp. ....................      7,927        87,435
Wolverine World Wide, Inc. ...........      8,027       210,709
                                                    -----------
                                                        502,202
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.1%
Pinnacle Entertainment, Inc. (a)......      7,194        90,716
                                                    -----------
GAS & PIPELINE UTILITIES -- 0.6%
Aquila, Inc. (a)......................     39,613       141,022
UGI Corp. ............................     10,135       325,334
                                                    -----------
                                                        466,356
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.5%
Meridian Gold, Inc. (a)...............     19,943       258,661
Stillwater Mining Co. (a).............      8,639       129,671
                                                    -----------
                                                        388,332
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 0.9%
Accelrys, Inc. (a)....................      4,556        44,922
Alpharma, Inc. (Class A)..............      8,081       165,499
Medarex, Inc. (a).....................     15,244       111,129
Pharmacopeia Drug Discovery, Inc.
  (a).................................      2,278        12,939
PRAECIS Pharmaceuticals, Inc. (a).....      9,909        37,654
Valeant Pharmaceuticals
  International.......................     16,725       334,500
                                                    -----------
                                                        706,643
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.2%
Province Healthcare Co. (a)...........      8,795       150,834
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.7%
Beverly Enterprises, Inc. (a).........     20,997       180,574
Ventas, Inc. .........................     16,747       391,043
                                                    -----------
                                                        571,617
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.3%
US Oncology, Inc. (a).................     17,239       253,758
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.0% (b)
Savient Pharmaceuticals Inc. (a)......     11,295        28,012
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.3%
CuraGen Corp. (a).....................      7,924        47,623
Orthodontics Centers of America, Inc.
  (a).................................      9,427        77,207
PAREXEL International Corp. (a).......      5,122       101,416
                                                    -----------
                                                        226,246
                                                    -----------
HOMEBUILDING -- 0.3%
Champion Enterprises, Inc. (a)........     14,061       129,080
Fleetwood Enterprises, Inc. (a).......      7,977       116,065
                                                    -----------
                                                        245,145
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.6%
Furniture Brands International,
  Inc. ...............................     10,366       259,668
La-Z-Boy, Inc. .......................     10,497       188,736
                                                    -----------
                                                        448,404
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. .....................     10,404       202,150
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INSURANCE (LIFE/HEALTH) -- 1.6%
AmerUs Group Co. .....................      7,850   $   324,990
Nationwide Financial Services, Inc.
  (Class A)...........................     11,263       423,602
Presidential Life Corp. ..............      4,113        74,116
Reinsurance Group of America, Inc. ...      5,132       208,616
The Phoenix Companies, Inc. ..........     17,941       219,777
                                                    -----------
                                                      1,251,101
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 2.9%
Allmerica Financial Corp. ............     10,620       358,956
American Financial Group, Inc. .......      7,599       232,301
First American Corp. .................     15,699       406,447
Fremont General Corp. ................     13,341       235,469
HCC Insurance Holdings, Inc. .........     12,104       404,395
Horace Mann Educators Corp. ..........      8,366       146,238
Ohio Casualty Corp. (a)...............     11,497       231,434
Selective Insurance Group, Inc. ......      5,534       220,696
                                                    -----------
                                                      2,235,936
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
Investment Technology Group, Inc.
  (a).................................      9,010       115,238
Knight Trading Group, Inc. (a)........     21,655       216,983
LaBranche & Co., Inc. (a).............      5,367        45,190
SWS Group, Inc. ......................      2,560        39,168
                                                    -----------
                                                        416,579
                                                    -----------
INVESTMENT MANAGEMENT -- 0.1%
W.P. Stewart & Co., Ltd. .............      4,190        85,853
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.1%
Bally Total Fitness Holding Corp.
  (a).................................      6,042        30,210
Callaway Golf Co. ....................     12,650       143,451
JAKKS Pacific, Inc. (a)...............      4,899       101,850
La Quinta Corp. (a)...................     34,385       288,834
Monaco Coach Corp. ...................      5,448       153,470
Six Flags, Inc. ......................     18,206       132,176
                                                    -----------
                                                        849,991
                                                    -----------
LODGING (HOTELS) -- 0.1%
Prime Hospitality Corp. (a)...........      7,978        84,726
                                                    -----------
MACHINERY (DIVERSIFIED) -- 1.6%
AGCO Corp. (a)........................     18,000       366,660
Input/Output, Inc. (a)................      9,638        79,899
Kaydon Corp. .........................      5,570       172,280
Presstek, Inc. (a)....................      5,595        58,803
The Manitowoc Co., Inc. ..............      5,354       181,233
The Timken Co. .......................     13,859       367,125
                                                    -----------
                                                      1,226,000
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.6%
Acuate Corp. (a)......................     12,137        47,941
Crane Co. ............................     11,886       373,102
Esterline Technologies Corp. (a)......      4,313       127,363
Jacuzzi Brands, Inc. (a)..............     14,840       119,610
Kadant, Inc. (a)......................      2,993        69,228
Kaman Corp. (Class A).................      4,169        58,324
Stewart & Stevenson Services, Inc. ...      5,394        96,661
Tredegar Corp. .......................      4,317        69,633
Trinity Industries, Inc. .............      7,846       249,424
                                                    -----------
                                                      1,211,286
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING (SPECIALIZED) -- 2.0%
Albany International Corp. (Class
  A)..................................      4,765   $   159,913
Astec Industries, Inc. (a)............      2,875        54,136
CTS Corp. ............................      6,969        84,046
Flowserve Corp. (a)...................     10,752       268,155
IKON Office Solutions, Inc. ..........     29,550       338,938
Ionics, Inc. (a)......................      3,862       109,102
Oakley, Inc. .........................      5,069        65,593
Regal-Beloit Corp. ...................      4,496       100,081
York International Corp. .............      8,251       338,869
                                                    -----------
                                                      1,518,833
                                                    -----------
METAL FABRICATORS -- 0.3%
General Cable Corp. (a)...............      7,778        66,502
RTI International Metals, Inc. (a)....      3,975        63,401
Ryerson Tull, Inc. ...................      4,337        68,872
                                                    -----------
                                                        198,775
                                                    -----------
METALS MINING -- 1.3%
Arch Coal, Inc. ......................     10,905       399,014
Coeur d' Alene Mines Corp. (a)........     43,209       176,293
Massey Energy Co. ....................     15,148       427,325
                                                    -----------
                                                      1,002,632
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 3.9%
AGL Resources, Inc. ..................     11,880       345,114
Atmos Energy Corp. ...................     10,445       267,392
Dynegy, Inc. (Class A) (a)............     56,310       239,881
Northwest Natural Gas Co. ............      5,450       166,225
NUI Corp. ............................      3,071        44,837
ONEOK, Inc. ..........................     19,147       421,042
Peoples Energy Corp. .................      7,495       315,914
Piedmont Natural Gas Co., Inc. .......      7,133       304,579
Southern Union Co. (a)................     10,864       229,013
Vectren Corp. ........................     15,145       379,988
WGL Holdings, Inc. ...................      9,710       278,871
                                                    -----------
                                                      2,992,856
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Steelcase, Inc. (Class A).............      9,032       126,448
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.5%
Tesoro Petroleum Corp. (a)............     13,079       360,980
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.2%
Global Industries, Inc. (a)...........     15,377        87,956
Grey Wolf, Inc. (a)...................     37,192       157,694
Key Energy Services, Inc. (a).........     26,063       246,035
Offshore Logistics, Inc. (a)..........      4,255       119,651
Parker Drilling Co. (a)...............     17,847        68,176
Superior Energy Services, Inc. (a)....     10,904       109,585
Veritas DGC, Inc. (a).................      6,850       158,577
                                                    -----------
                                                        947,674
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.3%
Cimarex Energy Co. (a)................      7,834       236,822
Core Laboratories N.V. (a)............      5,401       124,223
Forest Oil Corp. (a)..................     11,658       318,496
Newpark Resources, Inc. (a)...........     16,729       103,720
Vintage Petroleum, Inc. ..............     10,769       182,750
                                                    -----------
                                                        966,011
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OIL & GAS (REFINING & MARKETING) -- 0.2%
Hanover Compressor Co. (a)............     13,386   $   159,293
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.0%
Caraustar Industries, Inc. (a)........      5,840        82,402
Louisiana-Pacific Corp. ..............     20,374       481,845
Pope & Talbot, Inc. ..................      2,822        55,791
Wausau-Mosinee Paper Corp. ...........      9,513       164,575
                                                    -----------
                                                        784,613
                                                    -----------
PERSONAL CARE -- 0.3%
Perrigo Co. (a).......................     12,245       232,288
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.8%
Reliant Energy, Inc. (a)..............     55,772       604,011
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Hollinger International, Inc. ........      9,167       153,914
                                                    -----------
RAILROADS -- 0.6%
GATX Corp. ...........................      7,627       207,454
Kansas City Southern Industries, Inc.
  (a).................................     12,506       193,843
SCS Transportation, Inc. (a)..........      2,807        74,077
                                                    -----------
                                                        475,374
                                                    -----------
RESTAURANTS -- 1.1%
Bob Evans Farms, Inc. ................      7,029       192,454
IHOP Corp. ...........................      4,274       152,838
Jack in the Box, Inc. (a).............      7,285       216,365
Lone Star Steakhouse & Saloon,
  Inc. ...............................      3,758       102,180
Ryan's Restaurant Group, Inc. (a).....      8,165       129,007
Triarc Companies, Inc. ...............      3,807        38,717
                                                    -----------
                                                        831,561
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.9%
Dillards, Inc. (Class A)..............     13,748       306,580
Saks, Inc. (a)........................     25,089       376,335
                                                    -----------
                                                        682,915
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.7%
Big Lots, Inc. (a)....................     23,438       338,913
Dress Barn, Inc. (a)..................      4,120        70,534
ShopKo Stores, Inc. (a)...............      5,568        78,732
Stein Mart, Inc. (a)..................      5,056        82,211
                                                    -----------
                                                        570,390
                                                    -----------
RETAIL (SPECIALTY) -- 1.8%
Borders Group, Inc. ..................     15,487       363,015
Casey's General Stores, Inc. .........      9,192       168,214
Genesco, Inc. (a).....................      4,452       105,201
Nautilus Group, Inc. .................      5,994       116,943
Pep Boys-Manny, Moe & Jack............     11,524       292,133
Pier 1 Imports, Inc. .................     17,247       305,099
                                                    -----------
                                                      1,350,605
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
Charming Shoppes, Inc. (a)............     22,965       205,078
The Cato Corp. (Class A)..............      3,901        87,577
                                                    -----------
                                                        292,655
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
Duane Reade, Inc. (a).................      4,974        81,225
Longs Drug Stores Corp. ..............      5,793       138,279
                                                    -----------
                                                        219,504
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL STORES (FOOD CHAINS) -- 0.3%
Wild Oats Markets, Inc. (a)...........      5,072   $    71,363
Winn-Dixie Stores, Inc. ..............     16,600       119,520
                                                    -----------
                                                        190,883
                                                    -----------
SAVINGS & LOAN COMPANIES -- 1.4%
Anchor BanCorp Wisconsin, Inc. .......      4,292       113,480
First Sentinel Bancorp, Inc. .........      5,278       108,463
IndyMac Bancorp, Inc. ................     11,548       364,917
NetBank, Inc. ........................      9,299       101,638
OceanFirst Financial Corp. ...........      1,927        46,152
Washington Federal, Inc. .............     15,662       375,888
                                                    -----------
                                                      1,110,538
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.6%
Acxiom Corp. .........................     17,078       424,047
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 2.0%
Corrections Corporation of America
  (a).................................      6,432       254,000
FreeMarkets, Inc. (a).................      8,003        52,179
Navigant Consulting, Inc. (a).........      9,163       196,455
NCO Group, Inc. (a)...................      5,830       155,603
PRG Shultz International, Inc. (a)....     10,205        55,821
Quanta Services, Inc. (a).............     15,526        96,572
Service Corp. International (a).......     60,805       448,133
Stamps.Com Inc. (a)...................      3,482        35,481
Stewart Enterprises, Inc. (Class A)
  (a).................................     17,816       145,022
TeleTech Holdings, Inc. (a)...........      7,323        64,223
                                                    -----------
                                                      1,503,489
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 1.1%
CIBER, Inc. (a).......................     10,562        86,820
eFunds Corp. (a)......................      9,553       167,177
Ingram Micro, Inc. (Class A) (a)......     25,035       362,256
Iomega Corp. (a)......................     10,286        57,396
Keane, Inc. (a).......................     10,753       147,209
Safeguard Scientifics, Inc. (a).......     22,521        51,798
                                                    -----------
                                                        872,656
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.3%
CSG Systems International, Inc. (a)...     10,109       209,256
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.5%
MPS Group, Inc. (a)...................     20,981       254,290
Spherion Corp. (a)....................     11,758       119,226
                                                    -----------
                                                        373,516
                                                    -----------
SERVICES (ENVIRONMENTAL) -- 0.2%
Tetra Tech, Inc. (a)..................     11,158       182,099
                                                    -----------
SHIPPING -- 0.3%
Alexander & Baldwin, Inc. ............      7,569       253,183
                                                    -----------
SPECIALTY PRINTING -- 0.1%
Bowne & Co., Inc. ....................      7,120       112,852
                                                    -----------
STEEL -- 1.2%
AK Steel Holding Corp. (a)............     20,970       110,512
Allegheny Technologies, Inc. .........     13,496       243,603
Carpenter Technology Corp. ...........      4,011       136,574
The Shaw Group, Inc. (a)..............     12,621       127,851
Worthington Industries, Inc. .........     14,039       288,221
                                                    -----------
                                                        906,761
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TELEPHONE -- 0.3%
Cincinnati Bell Inc. (a)..............     48,917   $   217,191
                                                    -----------
TEXTILES (APPAREL) -- 0.6%
Phillips-Van Heusen Corp. ............      5,173        99,580
Russell Corp. ........................      5,798       104,132
Tommy Hilfiger Corp. (a)..............     18,107       274,140
                                                    -----------
                                                        477,852
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A) (a).........      9,187        80,202
                                                    -----------
TEXTILES (SPECIALTY) -- 0.1%
Unifi, Inc. (a).......................      9,723        28,489
Wellman, Inc. ........................      6,079        49,422
                                                    -----------
                                                         77,911
                                                    -----------
TOBACCO -- 0.3%
Loews Corp. ..........................     10,660       261,703
                                                    -----------
TRUCKING -- 1.4%
Arkansas Best Corp. ..................      4,371       143,893
Ryder Systems, Inc. ..................     13,059       523,274
USF Corp. ............................      5,420       190,405
Werner Enterprises, Inc. .............     11,315       238,747
                                                    -----------
                                                      1,096,319
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class A)
  (a).................................      3,447   $    45,328
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $71,075,978)..................               76,800,286
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment
  Class Prime Fund (Cost $229,372)....    229,372       229,372
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $71,305,350)..................               77,029,658
OTHER ASSETS AND
  LIABILITIES -- (0.1)%...............                 (102,058)
                                                    -----------
NET ASSETS -- 100.0%..................              $76,927,600
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
FINLAND -- 1.2%
Nokia OYJ ADR.........................     54,804   $   796,850
                                                    -----------
FRANCE -- 2.0%
TotalFinaElf S.A. ADR.................     13,881     1,333,686
                                                    -----------
GERMANY -- 1.7%
DaimlerChrysler AG (N.Y. Shares)(a)...      9,260       435,868
Siemens AG ADR........................      9,493       688,433
                                                    -----------
TOTAL GERMANY.........................                1,124,301
                                                    -----------
ITALY -- 0.9%
Eni SpA ADR...........................      5,793       581,270
                                                    -----------
JAPAN -- 2.3%
Toyota Motor Corp. ADR................     19,331     1,577,796
                                                    -----------
NETHERLANDS -- 2.5%
ING Groep N.V. ADR....................     21,205       502,558
Royal Dutch Petroleum Co. (N.Y.
  Shares).............................     23,537     1,216,157
                                                    -----------
TOTAL NETHERLANDS.....................                1,718,715
                                                    -----------
SOUTH KOREA -- 0.9%
Samsung Electronics Co., Ltd.
  GDR (1).............................      2,900       596,675
                                                    -----------
SWITZERLAND -- 6.1%
Nestle S.A. ..........................      4,565     1,217,917
Novartis AG ADR.......................     28,580     1,271,810
Roche Holding AG(a)...................      8,028       795,169
UBS AG (N.Y. Shares)..................     12,082       858,547
                                                    -----------
TOTAL SWITZERLAND.....................                4,143,443
                                                    -----------
UNITED KINGDOM -- 15.0%
AstraZeneca PLC ADR...................     18,024       822,615
Barclays PLC ADR......................     18,450       643,167
BP PLC ADR............................     41,192     2,206,655
GlaxoSmithKline PLC ADR...............     33,532     1,390,237
HBOS PLC (a)..........................     44,389       549,227
HSBC Holdings PLC ADR.................     24,899     1,865,184
Royal Bank of Scotland Group PLC
  (a).................................     33,603       967,393
Vodafone Group PLC ADR................     77,255     1,707,336
                                                    -----------
TOTAL UNITED KINGDOM..................               10,151,814
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
UNITED STATES -- 67.2%
Abbott Laboratories...................     17,834   $   726,914
Altria Group, Inc. ...................     23,243     1,163,312
American International Group, Inc. ...     25,940     1,849,003
Bank of America Corp. ................     23,061     1,951,422
BellSouth Corp. ......................     20,748       544,013
ChevronTexaco Corp. ..................     12,145     1,142,966
Cisco Systems, Inc. (a)...............     76,452     1,811,912
Citigroup, Inc. ......................     58,460     2,718,390
Dell, Inc. (a)........................     25,222       903,452
Eli Lilly & Co. ......................     11,002       769,150
Exxon Mobil Corp. ....................     73,983     3,285,585
General Electric Co. .................    117,914     3,820,414
Intel Corp. ..........................     73,196     2,020,210
International Business Machines
  Corp. ..............................     19,038     1,678,200
J.P. Morgan Chase & Co. ..............     40,278     1,561,578
Johnson & Johnson, Inc. ..............     33,595     1,871,241
Merck & Co., Inc. ....................     25,169     1,195,528
Microsoft Corp. ......................    115,162     3,289,027
Morgan Stanley........................     11,380       600,523
PepsiCo, Inc. ........................     19,321     1,041,015
Pfizer, Inc. .........................     86,287     2,957,918
SBC Communications, Inc. .............     37,453       908,235
The Coca-Cola Co......................     25,384     1,281,384
The Procter & Gamble Co. .............     29,260     1,592,914
The Walt Disney Co. ..................     23,445       597,613
Time Warner, Inc. (a).................     49,631       872,513
Verizon Communications, Inc. .........     31,358     1,134,846
Wal-Mart Stores, Inc. ................     29,969     1,581,164
Wyeth.................................     15,107       546,269
                                                    -----------
TOTAL UNITED STATES...................               45,416,711
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $68,926,114)..................               67,441,261
                                                    -----------
SHORT TERM INVESTMENTS -- 1.3%
UNITED STATES -- 1.3%
AIM Short Term Investment Class Prime
  Fund (Cost $859,089)................    859,089       859,089
                                                    -----------
TOTAL INVESTMENTS -- 101.1%
  (Cost $69,785,203)..................               68,300,350
OTHER ASSETS AND LIABILITIES --
  (1.1)%..............................                 (719,067)
                                                    -----------
NET ASSETS -- 100.0%..................              $67,581,283
                                                    ===========

(a) Non-income producing security

ADR = American Depository Receipt

GDR = Global Depository Receipt

(1) = Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of June 30, 2004, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
JUNE 30, 2004
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      3.0%      $ 2,013,664
Banks (Money Center)........................................      5.7         3,816,606
Banks (Regional)............................................      2.4         1,610,560
Beverages (Non-Alcoholic)...................................      1.9         1,281,384
Broadcasting (TV, Radio & Cable)............................      5.7         3,820,414
Cellular/Wireless Telecommunications........................      2.5         1,707,336
Communications Equipment....................................      1.2           796,850
Computers (Hardware)........................................      3.8         2,581,652
Computers (Networking)......................................      2.7         1,811,912
Computer Software/Services..................................      4.9         3,289,027
Electrical Equipment........................................      1.0           688,433
Electronics (Semiconductors)................................      3.9         2,616,885
Entertainment...............................................      2.2         1,470,126
Financial (Diversified).....................................      8.0         5,429,718
Foods.......................................................      3.3         2,258,932
Health Care (Diversified)...................................      3.8         2,598,155
Health Care (Drugs/Pharmaceuticals).........................     14.4         9,748,696
Household Products (Non-Durable)............................      2.4         1,592,914
Insurance (Life/Health).....................................      0.7           502,558
Insurance (Multi-Line)......................................      2.7         1,849,003
Investment Management.......................................      1.3           858,547
Oil (Domestic Integrated)...................................      1.7         1,142,966
Oil (International Integrated)..............................     12.8         8,623,353
Retail (General Merchandising Chain)........................      2.3         1,581,164
Telephone...................................................      3.8         2,587,094
Tobacco.....................................................      1.7         1,163,312
Money Market Fund...........................................      1.3           859,089
                                                                -----       -----------
         TOTAL..............................................    101.1%      $68,300,350
                                                                =====       ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 98.9%
REAL ESTATE INVESTMENT TRUST -- 98.9%
Acadia Realty Trust................       66,738   $    916,980
Affordable Residential
  Communities......................       92,173      1,530,072
Alexandria Real Estate Equities,
  Inc. ............................       44,431      2,522,792
AMB Property Corp. ................      189,575      6,564,982
Amli Residential Properties
  Trust............................       58,002      1,701,779
Apartment Investment & Management
  Co. (Class A)....................      215,865      6,719,877
Archstone-Smith Trust..............      449,356     13,179,611
Arden Realty, Inc. ................      150,222      4,418,029
Associated Estates Realty Corp. ...       44,695        359,795
Avalonbay Communities, Inc. .......      164,260      9,283,975
Bedford Property Investors,
  Inc. ............................       37,436      1,094,629
Boston Properties, Inc. ...........      244,304     12,234,744
Boykin Lodging Co. (a).............       39,778        304,302
Brandywine Realty Trust............      104,750      2,848,153
BRE Properties, Inc. (Class A).....      114,914      3,993,262
Camden Property Trust..............       91,309      4,181,952
CarrAmerica Realty Corp. ..........      124,750      3,771,193
Catellus Development Corp. ........      236,315      5,825,165
CBL & Associates Properties,
  Inc. ............................       70,396      3,871,780
CenterPoint Properties Corp. ......       53,557      4,110,500
Chelsea Property Group, Inc. ......      101,291      6,606,199
Colonial Properties Trust..........       61,950      2,386,934
Cornerstone Realty Income Trust,
  Inc. ............................      127,489      1,118,079
Corporate Office Properties
  Trust............................       77,957      1,937,231
Cousins Properties, Inc. ..........      112,347      3,701,834
Crescent Real Estate Equities
  Co. .............................      228,080      3,676,650
Developers Diversified Realty
  Corp. ...........................      233,514      8,259,390
Duke Realty Corp. .................      325,990     10,369,742
EastGroup Properties, Inc. ........       47,835      1,610,604
Equity Inns, Inc. .................      104,286        968,817
Equity Office Properties Trust.....      925,904     25,184,589
Equity One, Inc. ..................      161,243      2,915,273
Equity Residential Trust...........      642,754     19,109,076
Essex Property Trust, Inc. ........       52,476      3,586,735
Federal Realty Investment Trust....      118,278      4,919,182
FelCor Lodging Trust, Inc. (a).....      136,320      1,649,472
First Industrial Realty Trust,
  Inc. ............................       94,601      3,488,885
Gables Residential Trust...........       67,068      2,278,971
General Growth Properties, Inc. ...      499,806     14,779,263
Glenborough Realty Trust, Inc. ....       73,172      1,342,706
Glimcher Realty Trust..............       81,441      1,801,475
Heritage Property Investment
  Trust............................      107,156      2,899,641
Highwoods Properties, Inc. ........      122,968      2,889,748
Home Properties of New York,
  Inc. ............................       75,161      2,929,776
Hospitality Properties Trust.......      154,165      6,521,180
Host Marriott Corp. (a)............      738,451      9,127,254
HRPT Properties Trust..............      173,218      1,733,912
Innkeepers USA Trust...............       86,197        888,691
Keystone Property Trust............       70,798      1,701,276
Kilroy Realty Corp. ...............       65,069      2,218,853
Kimco Realty Corp. ................      254,760     11,591,580
Koger Equity.......................       61,534      1,422,666
LaSalle Hotel Properties Trust.....       63,555      1,550,742

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Liberty Property Trust.............      194,246   $  7,810,632
Macerich Co. ......................      134,513      6,439,137
Mack-Cali Realty Corp. ............      138,906      5,747,930
Maguire Properties, Inc. ..........       97,819      2,422,977
Manufactured Home Communities,
  Inc. ............................       52,538      1,743,736
MeriStar Hospitality Corp. (a).....      199,411      1,363,971
Mid-America Apartment Communities,
  Inc. ............................       46,718      1,770,145
Mills Corp. .......................      123,002      5,744,193
New Plan Excel Realty Trust........      229,825      5,368,712
Pan Pacific Retail Properties,
  Inc. ............................       92,447      4,670,422
Parkway Properties, Inc. ..........       25,242      1,122,007
Pennsylvania Real Estate Investment
  Trust............................       82,166      2,814,186
Post Properties, Inc. .............       91,232      2,659,413
Prentiss Properties Trust..........      102,094      3,422,191
ProLogis...........................      416,013     13,695,148
PS Business Parks, Inc. ...........       49,981      2,011,235
Public Storage, Inc. ..............      294,849     13,566,002
Ramco-Gershenson Properties
  Trust............................       38,613        935,593
Reckson Associates Realty Corp. ...      153,235      4,207,833
Regency Centers Corp. .............      139,391      5,979,874
Rouse Co. .........................      236,228     11,220,830
Saul Centers, Inc. ................       37,063      1,190,093
Shurgard Storage Centers, Inc.
  (Class A)........................      105,285      3,937,659
Simon Property Group, Inc. ........      477,366     24,546,160
SL Green Realty Corp. .............       88,622      4,147,510
Sovran Self Storage, Inc. .........       34,177      1,304,878
Summit Properties, Inc. ...........       72,131      1,849,439
Sun Communities, Inc. .............       43,375      1,633,069
Tanger Factory Outlet Centers,
  Inc. ............................       31,242      1,221,562
Taubman Centers, Inc. .............      113,998      2,609,414
Town & Country Trust...............       39,934      1,007,934
Trizec Properties, Inc. ...........      348,021      5,658,821
United Dominion Realty Trust,
  Inc. ............................      293,380      5,803,056
Vornado Realty Trust...............      288,379     16,469,325
Washington Real Estate Investment
  Trust............................       95,798      2,814,545
Weingarten Realty Investors
  Trust............................      196,354      6,141,953
Winston Hotels, Inc. ..............       60,266        623,753
                                                   ------------
                                                    442,275,336
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $441,420,523)..............                 442,275,336
                                                   ------------
SHORT TERM INVESTMENTS -- 1.0%
MONEY MARKET FUND -- 1.0%
AIM Short Term Investment Class
  Prime Fund (Cost $4,378,714).....    4,378,714      4,378,714
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $445,799,237)..............                 446,654,050
OTHER ASSETS AND
  LIABILITIES -- 0.1%..............                     459,629
                                                   ------------
NET ASSETS -- 100.0%...............                $447,113,679
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 3.7%
Motorola, Inc. .......................     49,472   $   902,864
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 10.8%
Nokia OYJ ADR.........................     38,154       554,759
QUALCOMM, Inc. .......................     12,792       933,560
Telefonaktiebolaget LM Ericsson ADR...     38,816     1,161,375
                                                    -----------
                                                      2,649,694
                                                    -----------
COMPUTERS (HARDWARE) -- 11.5%
Dell, Inc. (a)........................     19,696       705,510
Hewlett-Packard Co. ..................     29,498       622,408
International Business Machines
  Corp. ..............................      7,025       619,254
Juniper Networks, Inc. (a)............     36,172       888,746
                                                    -----------
                                                      2,835,918
                                                    -----------
COMPUTERS (NETWORKING) -- 5.5%
Accenture Ltd. Bermuda (a)............     25,522       701,344
Cisco Systems, Inc. (a)...............     27,477       651,205
                                                    -----------
                                                      1,352,549
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.3%
EMC Corp. (a).........................     50,330       573,762
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 28.3%
Computer Associates International,
  Inc. ...............................     26,119       732,899
eBay, Inc. (a)........................     10,657       979,911
Electronic Arts, Inc. (a).............     14,199       774,555
Intuit, Inc. (a)......................     12,806       494,055
Microsoft Corp. (a)...................     23,883       682,099
Oracle Corp. (a)......................     49,900       595,307
PeopleSoft, Inc. (a)..................     29,605       547,693
Seagate Technology (a)................     37,083       535,108
VERITAS Software Corp. (a)............     18,034       499,542
Yahoo!, Inc. (a)......................     31,000     1,126,230
                                                    -----------
                                                      6,967,399
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 2.9%
Flextronics International Ltd. (a)....     43,908       700,333
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (INSTRUMENT) -- 2.8%
Agilent Technologies, Inc. (a)........     23,359   $   683,951
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 16.2%
Broadcom Corp. (Class A) (a)..........     19,524       913,137
Intel Corp. ..........................     21,360       589,536
Micron Technology, Inc. (a)...........     53,090       812,808
STMicroelectronics N.V. (N.Y
  Shares).............................     24,653       542,613
Texas Instruments, Inc. ..............     23,108       558,751
Xilinx, Inc. .........................     17,387       579,161
                                                    -----------
                                                      3,996,006
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.4%
Applied Materials, Inc. (a)...........     30,111       590,778
                                                    -----------
RETAIL (SPECIALTY) -- 2.9%
Amazon.com, Inc. (a)..................     13,294       723,194
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 2.4%
InterActiveCorp (a)...................     19,814       597,194
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.2%
Electronic Data Systems Corp. ........     28,058       537,311
                                                    -----------
SERVICES (DATA PROCESSING) -- 6.0%
Automatic Data Processing, Inc. ......     17,084       715,478
First Data Corp. .....................     16,866       750,874
                                                    -----------
                                                      1,466,352
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $32,854,747)........................               24,577,305
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $19,205).................     19,205        19,205
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $32,873,952)..................               24,596,510
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                   (1,882)
                                                    -----------
NET ASSETS -- 100.0%..................              $24,594,628
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.1%
ADR = American Depository Receipt

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.2%
General Dynamics Corp. ............        2,268   $    225,212
Goodrich Corp......................        1,357         43,872
L-3 Communications Holdings,
  Inc. ............................        1,229         82,097
Lockheed Martin Corp. .............        5,280        274,983
Northrop Grumman Corp. ............        4,136        222,103
The Boeing Co. ....................        9,858        503,645
                                                   ------------
                                                      1,351,912
                                                   ------------
AGRICULTURE -- 0.1%
Monsanto Co. ......................        3,011        115,924
                                                   ------------
AIRLINES -- 0.2%
AMR Corp. (a)......................        1,667         20,187
Continental Airlines, Inc. (Class
  B) (a)...........................          760          8,641
Delta Air Lines, Inc. (a)..........        1,458         10,381
Northwest Airlines Corp. (Class A)
  (a)..............................        1,023         11,376
Southwest Airlines Co. ............        9,294        155,861
                                                   ------------
                                                        206,446
                                                   ------------
ALUMINUM -- 0.3%
Alcoa, Inc.........................       10,205        337,071
                                                   ------------
AUTOMOBILES -- 0.8%
Ford Motor Co. ....................       21,182        331,498
General Motors Corp. ..............        6,623        308,566
Group 1 Automotive, Inc. (a).......          273          9,066
Harley-Davidson, Inc. .............        3,477        215,365
United Auto Group, Inc. ...........          492         15,080
                                                   ------------
                                                        879,575
                                                   ------------
AUTO PARTS & EQUIPMENT -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. ..................          580         21,089
ArvinMeritor, Inc. ................          824         16,126
Autoliv, Inc. .....................        1,120         47,264
Collins & Aikman Corp. (a).........          535          2,991
Cooper Tire & Rubber Co. ..........          868         19,964
Dana Corp. ........................        1,756         34,417
Delphi Corp. ......................        6,600         70,488
Genuine Parts Co. .................        2,065         81,939
Lear Corp. ........................          779         45,953
Tenneco Automotive, Inc. (a).......          317          4,194
The Goodyear Tire & Rubber Co.
  (a)..............................        1,773         16,116
Visteon Corp. .....................        1,534         17,902
                                                   ------------
                                                        378,443
                                                   ------------
BANKS (MAJOR REGIONAL) -- 4.0%
Bank One Corp. ....................       13,086        667,386
BB&T Corp. ........................        6,430        237,717
Comerica, Inc. ....................        2,065        113,327
Fifth Third Bancorp................        6,582        353,980
KeyCorp............................        4,805        143,622
Mellon Financial Corp. ............        5,092        149,348
National City Corp. ...............        7,223        252,877
PNC Financial Services Group.......        3,254        172,722
Regions Financial Corp. ...........        5,321        194,483
SunTrust Banks, Inc. ..............        3,336        216,807

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
The Bank of New York Co., Inc. ....        9,121   $    268,887
U.S. Bancorp.......................       22,168        610,950
Wells Fargo & Co. .................       19,723      1,128,747
                                                   ------------
                                                      4,510,853
                                                   ------------
BANKS (MONEY CENTER) -- 2.4%
Bank of America Corp. .............       23,750      2,009,725
Wachovia Corp. ....................       15,292        680,494
                                                   ------------
                                                      2,690,219
                                                   ------------
BEVERAGES (ALCOHOLIC) -- 0.5%
Adolph Coors Co. (Class B).........          415         30,021
Anheuser-Busch Cos., Inc. .........        9,371        506,034
                                                   ------------
                                                        536,055
                                                   ------------
BEVERAGES (NON-ALCOHOLIC) -- 1.5%
Coca-Cola Enterprises, Inc. .......        5,421        157,155
PepsiAmericas, Inc. ...............        1,762         37,425
The Coca-Cola Co. .................       28,459      1,436,610
The Pepsi Bottling Group, Inc. ....        3,089         94,338
                                                   ------------
                                                      1,725,528
                                                   ------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc. (a)....................       14,885        812,275
Boston Scientific Corp. (a)........        9,648        412,934
                                                   ------------
                                                      1,225,209
                                                   ------------
BROADCASTING (TV, RADIO & CABLE) -- 4.7%
Cablevision Systems New York Group
  (Class A) (a)....................        3,497         68,716
Clear Channel Communications,
  Inc. ............................        7,247        267,777
Comcast Corp. (Class A) (a)........       26,160        733,265
Cox Communications, Inc. (Class A)
  (a)..............................        7,331        203,728
EchoStar Communications Corp.
  (Class A) (a)....................        5,492        168,879
General Electric Co................      119,123      3,859,585
                                                   ------------
                                                      5,301,950
                                                   ------------
BUILDING MATERIALS GROUP -- 0.1%
Masco Corp. .......................        5,169        161,169
USG Corp. (a)......................          318          5,591
                                                   ------------
                                                        166,760
                                                   ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.1%
AT&T Wireless Services, Inc. (a)...       32,048        458,927
Motorola, Inc. ....................       27,166        495,780
Nextel Communications, Inc. (Class
  A) (a)...........................       12,959        345,487
                                                   ------------
                                                      1,300,194
                                                   ------------
CHEMICALS -- 1.3%
Air Products and Chemicals,
  Inc. ............................        2,685        140,828
E. I. du Pont de Nemours & Co. ....       11,607        515,583
Eastman Chemical Co. ..............          914         42,254
Lyondell Chemical Co. .............        2,118         36,832
Praxair, Inc. .....................        3,831        152,895
Rohm & Haas Co. ...................        2,617        108,815
The Dow Chemical Co. ..............       10,917        444,322
                                                   ------------
                                                      1,441,529
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
CHEMICALS (DIVERSIFIED) -- 0.3%
Ecolab, Inc. ......................        3,073   $     97,414
Engelhard Corp. ...................        1,505         48,627
Fisher Scientific International,
  Inc. (a).........................          753         43,486
OM Group, Inc. (a).................          335         11,058
PPG Industries, Inc. ..............        2,004        125,230
                                                   ------------
                                                        325,815
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
Avaya, Inc. (a)....................        4,983         78,682
QUALCOMM, Inc. ....................        9,437        688,712
                                                   ------------
                                                        767,394
                                                   ------------
COMPUTERS (HARDWARE) -- 3.3%
Apple Computer, Inc. (a)...........        4,372        142,265
Dell, Inc. (a).....................       29,562      1,058,911
Hewlett-Packard Co. ...............       35,579        750,717
International Business Machines
  Corp. ...........................       19,678      1,734,616
NCR Corp. (a)......................        1,152         57,127
                                                   ------------
                                                      3,743,636
                                                   ------------
COMPUTERS (NETWORKING) -- 1.7%
Cisco Systems, Inc. (a)............       78,873      1,869,290
                                                   ------------
COMPUTERS (PERIPHERALS) -- 0.4%
EMC Corp. (a)......................       28,466        324,513
Lexmark International, Inc. (a)....        1,493        144,119
Maxtor Corp. (a)...................        2,503         16,595
                                                   ------------
                                                        485,227
                                                   ------------
COMPUTER SOFTWARE/SERVICES -- 3.9%
Affiliated Computer Services, Inc.
  (a)..............................        1,477         78,192
Microsoft Corp. ...................      125,944      3,596,961
Oracle Corp. (a)...................       60,607        723,041
Unisys Corp. (a)...................        3,862         53,605
                                                   ------------
                                                      4,451,799
                                                   ------------
CONSUMER FINANCE -- 0.8%
Capital One Financial Corp. .......        2,794        191,054
H&R Block, Inc. ...................        2,117        100,938
MBNA Corp. ........................       14,803        381,769
SLM Corp. .........................        5,095        206,093
                                                   ------------
                                                        879,854
                                                   ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. ........................          673         48,490
Crown Holdings, Inc. (a)...........        1,669         16,640
Owens-Illinois, Inc. (a)...........        1,753         29,380
                                                   ------------
                                                         94,510
                                                   ------------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Sealed Air Corp. (a)...............        1,001         53,324
Temple-Inland, Inc. ...............          637         44,112
                                                   ------------
                                                         97,436
                                                   ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.8%
AmerisourceBergen Corp. ...........        1,304         77,953
Cardinal Health, Inc. .............        5,021        351,721
McKesson Corp. ....................        3,438        118,026
Owens & Minor, Inc. ...............          413         10,697

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SUPERVALU, Inc. ...................        1,580   $     48,364
Sysco Corp. .......................        7,517        269,635
                                                   ------------
                                                        876,396
                                                   ------------
ELECTRIC COMPANIES -- 2.7%
Ameren Corp. ......................        2,107         90,517
American Electric Power Co.,
  Inc. ............................        4,680        149,760
Cinergy Corp. .....................        2,067         78,546
CMS Energy Corp. (a)...............        1,567         14,307
Consolidated Edison, Inc. .........        2,804        111,487
Constellation Energy Group,
  Inc. ............................        1,951         73,943
Dominion Resources, Inc. ..........        3,807        240,146
DTE Energy Co. ....................        1,980         80,269
Duke Energy Corp. .................       10,789        218,909
Edison International...............        3,850         98,445
Energy East Corp. .................        1,717         41,637
Entergy Corp. .....................        2,680        150,107
Exelon Corp. ......................        7,641        254,369
FirstEnergy Corp. .................        3,858        144,328
FPL Group, Inc. ...................        2,161        138,196
Northeast Utilities................        1,507         29,341
OGE Energy Corp. ..................        1,041         26,514
Pepco Holdings, Inc. ..............        2,013         36,798
PG&E Corp. (a).....................        4,627        129,278
PPL Corp. .........................        2,077         95,334
Progress Energy, Inc. .............        2,923        128,758
Public Service Enterprise Group,
  Inc. ............................        2,746        109,922
SCANA Corp. .......................        1,314         47,790
The AES Corp. (a)..................        6,963         69,143
The Southern Co. ..................        8,667        252,643
TXU Corp. .........................        3,810        154,343
Wisconsin Energy Corp. ............        1,371         44,708
Xcel Energy, Inc. .................        4,713         78,754
                                                   ------------
                                                      3,088,292
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
EMCOR Group, Inc. (a)..............          182          8,004
Emerson Electric Co.  .............        4,974        316,098
Rockwell Automation, Inc. .........        2,197         82,410
                                                   ------------
                                                        406,512
                                                   ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.3%
Arrow Electronics, Inc. (a)........        1,190         31,916
Avnet, Inc. (a)....................        1,390         31,553
CDW Corp. .........................          949         60,508
Sanmina-SCI Corp. (a)..............        5,817         52,935
Solectron Corp. (a)................       11,201         72,470
W.W. Grainger, Inc. ...............        1,076         61,870
                                                   ------------
                                                        311,252
                                                   ------------
ELECTRONICS (DEFENSE) -- 0.2%
Raytheon Co. ......................        4,877        174,450
                                                   ------------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a).....        5,675        166,164
                                                   ------------
ELECTRONICS (SEMICONDUCTORS) -- 2.3%
Advanced Micro Devices, Inc. (a)...        3,947         62,757
Intel Corp. .......................       75,440      2,082,144
Texas Instruments, Inc. ...........       20,254        489,742
                                                   ------------
                                                      2,634,643
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. .......................          950   $     45,287
Jacobs Engineering Group, Inc.
  (a)..............................          643         25,321
                                                   ------------
                                                         70,608
                                                   ------------
ENTERTAINMENT -- 2.1%
Caesars Entertainment, Inc. (a)....        3,557         53,355
The Walt Disney Co. ...............       23,948        610,435
Time Warner, Inc. (a)..............       52,937        930,632
Viacom, Inc. (Class B).............       20,303        725,223
                                                   ------------
                                                      2,319,645
                                                   ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Applied Materials, Inc. (a)........       19,674        386,004
                                                   ------------
FINANCIAL (DIVERSIFIED) -- 5.9%
American Express Co. ..............       14,997        770,546
CIT Group, Inc. ...................        2,503         95,840
Citigroup, Inc. ...................       60,336      2,805,624
Countrywide Financial Corp. .......        3,211        225,573
Equity Office Properties Trust.....        4,738        128,874
Fannie Mae.........................       11,362        810,792
J.P. Morgan Chase & Co. ...........       24,388        945,523
Morgan Stanley.....................       12,876        679,466
State Street Corp. ................        3,931        192,776
                                                   ------------
                                                      6,655,014
                                                   ------------
FOODS -- 2.4%
Archer-Daniels-Midland Co. ........        7,632        128,065
Brinker International, Inc. (a)....        1,040         35,485
Campbell Soup Co. .................        4,852        130,422
ConAgra Foods, Inc. ...............        6,146        166,434
Dean Foods Co. (a).................        1,845         68,837
General Mills, Inc. ...............        4,366        207,516
H.J. Heinz Co. ....................        4,152        162,758
Hershey Foods Corp. ...............        2,992        138,440
Hormel Foods Corp. ................        1,636         50,880
Interstate Bakeries Corp. .........          526          5,707
Kellogg Co. .......................        4,824        201,884
PepsiCo, Inc. .....................       19,998      1,077,492
Sara Lee Corp. ....................        9,351        214,979
Smithfield Foods, Inc. (a).........        1,294         38,044
Tyson Foods, Inc. (Class A)........        4,152         86,984
                                                   ------------
                                                      2,713,927
                                                   ------------
FOOTWEAR -- 0.2%
Nike, Inc. (Class B)...............        3,024        229,068
Reebok International, Ltd. ........          706         25,402
                                                   ------------
                                                        254,470
                                                   ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.1%
Harrah's Entertainment, Inc. ......        1,319         71,358
MGM Mirage, Inc. (a)...............        1,715         80,502
                                                   ------------
                                                        151,860
                                                   ------------
HARDWARE & TOOLS -- 0.1%
The Black & Decker Corp. ..........          929         57,719
                                                   ------------
HEALTH CARE (DIVERSIFIED) -- 3.1%
Abbott Laboratories................       18,176        740,854
Baxter International, Inc. ........        7,226        249,369

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Bristol-Myers Squibb Co. ..........       22,676   $    555,562
Johnson & Johnson, Inc. ...........       34,590      1,926,663
                                                   ------------
                                                      3,472,448
                                                   ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 5.4%
Eli Lilly & Co. ...................       13,117        917,009
Merck & Co., Inc. .................       25,963      1,233,242
Omnicare, Inc. ....................        1,143         48,932
Pfizer, Inc. ......................       89,011      3,051,297
Schering-Plough Corp. .............       17,341        320,462
Wyeth..............................       15,547        562,180
                                                   ------------
                                                      6,133,122
                                                   ------------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
HCA, Inc. .........................        5,655        235,191
Tenet Healthcare Corp. (a).........        5,584         74,881
Triad Hospitals, Inc. (a)..........          886         32,986
Universal Health Services, Inc.
  (Class B)........................          694         31,848
                                                   ------------
                                                        374,906
                                                   ------------
HEALTH CARE (MANAGED CARE) -- 1.2%
Anthem, Inc. (a)...................        1,567        140,341
CIGNA Corp. .......................        1,650        113,536
Coventry Health Care, Inc. (a).....        1,057         51,687
Express Scripts, Inc. (Class A)
  (a)..............................          920         72,892
Health Net, Inc. (a)...............        1,345         35,642
Humana, Inc. (a)...................        1,922         32,482
Medco Health Solutions, Inc. (a)...        3,241        121,537
Oxford Health Plans, Inc. .........          960         52,838
PacifiCare Health Systems, Inc.
  (a)..............................        1,060         40,980
UnitedHealth Group, Inc. ..........        7,151        445,150
WellChoice, Inc. (a)...............          986         40,820
Wellpoint Health Networks, Inc.
  (a)..............................        1,757        196,802
                                                   ------------
                                                      1,344,707
                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.2%
Becton, Dickinson & Co. ...........        3,009        155,866
Guidant Corp. .....................        3,635        203,124
Henry Schein, Inc. (a).............          518         32,707
Medtronic, Inc. ...................       14,113        687,585
Stryker Corp. .....................        4,688        257,840
                                                   ------------
                                                      1,337,122
                                                   ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
Kindred Healthcare, Inc. (a).......          426         11,225
Quest Diagnostics, Inc. ...........        1,245        105,763
                                                   ------------
                                                        116,988
                                                   ------------
HOMEBUILDING -- 0.3%
Centex Corp. ......................        1,465         67,024
D.R. Horton, Inc. .................        2,770         78,668
KB HOME............................          567         38,913
Lennar Corp. ......................        1,863         83,313
Pulte Homes, Inc. .................        1,449         75,392
The Ryland Group, Inc. ............          310         24,242
                                                   ------------
                                                        367,552
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. .............        2,296   $     61,326
Maytag Corp. ......................          933         22,868
Whirlpool Corp. ...................          808         55,429
                                                   ------------
                                                        139,623
                                                   ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.2%
Colgate-Palmolive Co. .............        6,262        366,014
Kimberly-Clark Corp. ..............        5,866        386,452
The Clorox Co. ....................        2,460        132,299
The Procter & Gamble Co. ..........       30,022      1,634,398
                                                   ------------
                                                      2,519,163
                                                   ------------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. ..............        1,657        124,988
Newell Rubbermaid, Inc. ...........        3,239         76,116
                                                   ------------
                                                        201,104
                                                   ------------
INSURANCE BROKERS -- 0.3%
Aon Corp. .........................        3,668        104,428
Marsh & McLennan Cos., Inc. .......        6,141        278,679
                                                   ------------
                                                        383,107
                                                   ------------
INSURANCE (LIFE/HEALTH) -- 1.0%
Aetna, Inc. .......................        1,780        151,300
AFLAC, Inc. .......................        5,881        240,004
Conseco, Inc. (a)..................        1,642         32,676
Jefferson-Pilot Corp. .............        1,692         85,953
Lincoln National Corp. ............        2,091         98,800
MetLife, Inc. .....................        8,805        315,659
The Principal Financial Group,
  Inc. ............................        3,835        133,381
UnumProvident Corp. ...............        3,504         55,714
                                                   ------------
                                                      1,113,487
                                                   ------------
INSURANCE (MULTI-LINE) -- 2.5%
American International Group,
  Inc. ............................       30,417      2,168,124
Loews Corp. .......................        2,194        131,552
Old Republic International
  Corp. ...........................        1,976         46,871
Prudential Financial, Inc. ........        6,171        286,766
The Hartford Financial Services
  Group, Inc. .....................        3,409        234,335
                                                   ------------
                                                      2,867,648
                                                   ------------
INSURANCE (PROPERTY/CASUALTY) -- 1.2%
Allmerica Financial Corp. (a)......          640         21,632
American Financial Group, Inc. ....          828         25,312
Fidelity National Financial,
  Inc. ............................        1,886         70,423
First American Corp. ..............          960         24,855
LandAmerica Financial Group,
  Inc. ............................          208          8,098
SAFECO Corp. ......................        1,638         72,072
The Allstate Corp. ................        8,211        382,222
The Chubb Corp. ...................        2,156        146,996
The Progressive Corp. .............        2,574        219,562
The St. Paul Cos., Inc. ...........        7,761        314,631
W. R. Berkley Corp. ...............          935         40,158
                                                   ------------
                                                      1,325,961
                                                   ------------
INVESTMENT BANKING/BROKERAGE -- 1.4%
Lehman Brothers Holdings, Inc. ....        3,208        241,402
Merrill Lynch & Co., Inc. .........       11,211        605,170

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
The Bear Stearns Cos., Inc. .......        1,174   $     98,980
The Charles Schwab Corp. ..........       16,003        153,789
The Goldman Sachs Group, Inc. .....        5,636        530,685
                                                   ------------
                                                      1,630,026
                                                   ------------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ...................        1,053         42,962
Mattel, Inc. ......................        5,062         92,382
                                                   ------------
                                                        135,344
                                                   ------------
LODGING (HOTELS) -- 0.3%
Hilton Hotels Corp. ...............        4,454         83,112
Host Marriott Corp. (a)............        3,732         46,127
Marriott International, Inc. (Class
  A)...............................        2,659        132,631
Starwood Hotels & Resorts
  Worldwide, Inc. (Class B)........        2,375        106,519
                                                   ------------
                                                        368,389
                                                   ------------
MACHINERY (DIVERSIFIED) -- 0.6%
AGCO Corp. (a).....................          937         19,087
Caterpillar, Inc. .................        3,972        315,536
Deere & Co. .......................        2,931        205,580
Dover Corp.........................        2,392        100,703
Terex Corp. (a)....................          521         17,782
The Timken Co. ....................          937         24,821
                                                   ------------
                                                        683,509
                                                   ------------
MANUFACTURING (DIVERSIFIED) -- 2.5%
3M Co. ............................        9,169        825,302
American Standard Cos., Inc. (a)...        2,565        103,395
Danaher Corp. .....................        3,612        187,282
Eaton Corp. .......................        1,762        114,072
Honeywell International, Inc. .....        9,975        365,384
Illinois Tool Works, Inc. .........        3,633        348,368
ITT Industries, Inc. ..............        1,086         90,138
Johnson Controls, Inc. ............        2,205        117,703
Parker-Hannifin Corp. .............        1,396         83,006
SPX Corp. (a)......................          944         43,839
Textron, Inc. .....................        1,608         95,435
The Brink's Co. ...................          644         22,057
United Technologies Corp. .........        5,974        546,502
                                                   ------------
                                                      2,942,483
                                                   ------------
MANUFACTURING (SPECIALIZED) -- 0.2%
Avery Dennison Corp. ..............        1,301         83,277
IKON Office Solutions, Inc. .......        1,711         19,625
Jabil Circuit, Inc. (a)............        2,345         59,047
York International Corp. ..........          474         19,467
                                                   ------------
                                                        181,416
                                                   ------------
METALS MINING -- 0.2%
Newmont Mining Corp. ..............        4,667        180,893
Phelps Dodge Corp. (a).............        1,055         81,773
                                                   ------------
                                                        262,666
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.5%
CenterPoint Energy, Inc. ..........        3,599   $     41,388
El Paso Corp. .....................        7,083         55,814
Enterprise Products Partners
  L.P. ............................        2,547         54,124
KeySpan Corp. .....................        1,847         67,785
Kinder Morgan Energy Partners,
  L.P. ............................        1,559         63,436
NiSource, Inc. ....................        3,111         64,149
Sempra Energy......................        2,663         91,687
The Williams Cos., Inc. ...........        5,817         69,222
                                                   ------------
                                                        507,605
                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Pitney Bowes, Inc. ................        2,790        123,458
United Stationers, Inc. (a)........          384         15,252
                                                   ------------
                                                        138,710
                                                   ------------
OIL (DOMESTIC INTEGRATED) -- 1.6%
Amerada Hess Corp. ................        1,055         83,545
Apache Corp. ......................        3,736        162,703
ChevronTexaco Corp. ...............       12,466      1,173,175
Marathon Oil Corp. ................        3,974        150,376
Occidental Petroleum Corp. ........        4,576        221,524
Premcor, Inc. (a)..................          919         34,463
                                                   ------------
                                                      1,825,786
                                                   ------------
OIL (INTERNATIONAL INTEGRATED) -- 3.5%
ConocoPhillips.....................        7,950        606,506
Exxon Mobil Corp. .................       76,298      3,388,394
Tesoro Petroleum Corp. (a).........          763         21,059
                                                   ------------
                                                      4,015,959
                                                   ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ................        3,969        149,433
Halliburton Co.....................        5,163        156,232
                                                   ------------
                                                        305,665
                                                   ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.8%
Anadarko Petroleum Corp. ..........        2,943        172,460
Burlington Resources, Inc. ........        4,556        164,836
Devon Energy Corp. ................        2,719        179,454
Kerr-McGee Corp. ..................        1,794         96,464
Murphy Oil Corp. ..................        1,083         79,817
Smith International, Inc. (a)......        1,199         66,856
Unocal Corp. ......................        3,050        115,900
                                                   ------------
                                                        875,787
                                                   ------------
OIL & GAS (REFINING & MARKETING) -- 0.2%
Ashland, Inc. .....................          807         42,618
Sunoco, Inc. ......................          910         57,894
Valero Energy Corp. ...............        1,443        106,436
                                                   ------------
                                                        206,948
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp. ...............        1,032         38,845
Georgia-Pacific Corp. .............        2,961        109,498
International Paper Co. ...........        5,662        253,091
MeadWestvaco Corp. ................        2,375         69,801
Smurfit-Stone Container Corp.
  (a)..............................        2,896         57,775
Weyerhaeuser Co. ..................        2,823        178,188
                                                   ------------
                                                        707,198
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
PERSONAL CARE -- 0.8%
Avon Products, Inc. ...............        5,570   $    257,000
The Estee Lauder Cos., Inc. (Class
  A)...............................        2,742        133,755
The Gillette Co. ..................       11,696        495,910
                                                   ------------
                                                        886,665
                                                   ------------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .................        3,437         92,730
Xerox Corp. (a)....................        9,330        135,285
                                                   ------------
                                                        228,015
                                                   ------------
POWER PRODUCERS (INDEPENDENT) -- 0.0% (B)
Reliant Energy, Inc. (a)...........        3,124         33,833
                                                   ------------
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. ........        2,185        167,305
                                                   ------------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. .................        3,165        268,550
The New York Times Co. (Class A)...        1,795         80,255
Tribune Co. .......................        3,876        176,513
                                                   ------------
                                                        525,318
                                                   ------------
RAILROADS -- 0.5%
Burlington Northern Santa Fe
  Corp. ...........................        4,428        155,290
CSX Corp. .........................        2,537         83,137
Norfolk Southern Corp. ............        4,602        122,045
Union Pacific Corp. ...............        3,004        178,588
                                                   ------------
                                                        539,060
                                                   ------------
RESTAURANTS -- 0.7%
Darden Restaurants, Inc. ..........        2,011         41,326
McDonald's Corp. ..................       14,604        379,704
Starbucks Corp. (a)................        4,588        199,486
Yum! Brands, Inc. .................        3,490        129,898
                                                   ------------
                                                        750,414
                                                   ------------
RETAIL (BUILDING SUPPLIES) -- 1.3%
Hughes Supply, Inc. ...............          386         22,747
Lowe's Cos., Inc. .................        9,234        485,247
The Home Depot, Inc. ..............       26,206        922,451
The Sherwin-Williams Co. ..........        1,765         73,336
                                                   ------------
                                                      1,503,781
                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. ................        3,806        193,116
Circuit City Stores, Inc. .........        2,188         28,335
RadioShack Corp. ..................        1,987         56,888
Tech Data Corp. (a)................          670         26,217
                                                   ------------
                                                        304,556
                                                   ------------
RETAIL (DEPARTMENT STORES) -- 0.5%
Dillards, Inc. (Class A)...........          997         22,233
Federated Department Stores,
  Inc. ............................        2,138        104,976
J.C. Penney Co., Inc. .............        3,282        123,928
Kohl's Corp. (a)...................        3,988        168,613
Nordstrom, Inc. ...................        1,603         68,304
Saks, Inc. ........................        1,710         25,650
The May Department Stores Co. .....        3,407         93,658
                                                   ------------
                                                        607,362
                                                   ------------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a).................        1,377         19,911
Dollar General Corp. ..............        3,944         77,145

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Family Dollar Stores, Inc. ........        2,033   $     61,844
Ross Stores, Inc. .................        1,827         48,890
                                                   ------------
                                                        207,790
                                                   ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.2%
BJ's Wholesale Club, Inc. (a)......          822         20,550
Costco Wholesale Corp. ............        5,389        221,326
Kmart Holding Corp. (a)............        1,037         74,456
Limited Brands.....................        5,457        102,046
Performance Food Group Co. (a).....          524         13,907
Sears, Roebuck & Co. ..............        2,530         95,533
Target Corp. ......................       10,655        452,518
Wal-Mart Stores, Inc. .............       50,034      2,639,794
                                                   ------------
                                                      3,620,130
                                                   ------------
RETAIL (SPECIALTY) -- 0.8%
Advance Auto Parts, Inc. (a).......          850         37,553
Amazon.com, Inc. (a)...............        4,707        256,061
AutoNation, Inc. (a)...............        3,298         56,396
AutoZone, Inc. (a).................          935         74,894
Barnes & Noble, Inc. (a)...........          766         26,029
Bed Bath & Beyond, Inc. (a)........        3,425        131,691
Borders Group, Inc. ...............          937         21,963
CarMax, Inc. (a)...................        1,143         24,997
Foot Locker, Inc. .................        1,668         40,599
Office Depot, Inc. (a).............        3,655         65,461
Sonic Automotive, Inc. (Class A)...          500         11,075
Staples, Inc. .....................        5,822        170,643
Toys "R" Us, Inc. (a)..............        2,522         40,175
                                                   ------------
                                                        957,537
                                                   ------------
RETAIL (SPECIALTY APPAREL) -- 0.4%
Liz Claiborne, Inc. ...............        1,271         45,731
The Gap, Inc. .....................       10,565        256,201
The TJX Cos., Inc. ................        5,974        144,212
                                                   ------------
                                                        446,144
                                                   ------------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc. (a)..............        5,197        171,189
CVS Corp. .........................        4,648        195,309
Longs Drug Stores Corp. ...........          454         10,837
Rite Aid Corp. (a).................        5,516         28,794
Walgreen Co. ......................       11,915        431,442
                                                   ------------
                                                        837,571
                                                   ------------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Albertson's, Inc. .................        4,354        115,555
Pathmark Stores, Inc. (a)..........           13             99
Safeway, Inc. (a)..................        5,216        132,174
The Kroger Co. (a).................        8,794        160,051
Winn-Dixie Stores, Inc. ...........        1,665         11,988
                                                   ------------
                                                        419,867
                                                   ------------
SAVINGS & LOAN COMPANIES -- 0.5%
Golden West Financial Corp. .......        1,812        192,706
Washington Mutual, Inc. ...........       10,216        394,746
                                                   ------------
                                                        587,452
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. ...............        2,223   $    168,703
The Interpublic Group of Cos., Inc.
  (a)..............................        4,890         67,140
                                                   ------------
                                                        235,843
                                                   ------------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
ARAMARK Corp. (Class B)............        2,163         62,208
Cendant Corp. .....................       11,809        289,084
InterActiveCorp (a)................        8,218        247,691
Laidlaw International, Inc. (a)....        1,043         13,517
The Service Master Co. ............        3,553         43,773
Wesco International, Inc. (a)......          317          5,833
                                                   ------------
                                                        662,106
                                                   ------------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Computer Sciences Corp. (a)........        2,206        102,425
Electronic Data Systems Corp. .....        5,739        109,902
Ingram Micro, Inc. (Class A) (a)...        1,782         25,785
                                                   ------------
                                                        238,112
                                                   ------------
SERVICES (DATA PROCESSING) -- 0.7%
Automatic Data Processing, Inc.....        6,883        288,260
First Data Corp. ..................       10,234        455,618
                                                   ------------
                                                        743,878
                                                   ------------
SERVICES (EMPLOYMENT) -- 0.0% (B)
Manpower, Inc. ....................        1,022         51,887
                                                   ------------
SPECIALTY PRINTING -- 0.1%
R.R. Donnelley & Sons Co. .........        2,491         82,253
                                                   ------------
STEEL -- 0.1%
International Steel Group, Inc. ...        1,041         30,970
Nucor Corp. .......................          926         71,080
The Shaw Group, Inc. (a)...........          673          6,817
United States Steel Corp. .........        1,220         42,846
                                                   ------------
                                                        151,713
                                                   ------------
TELEPHONE -- 2.7%
ALLTEL Corp. ......................        3,680        186,282
AT&T Corp. ........................        9,366        137,025
BellSouth Corp. ...................       21,270        557,699
NTL, Inc. (a)......................        1,036         59,694
SBC Communications, Inc. ..........       38,674        937,844
Telephone & Data Systems, Inc. ....          689         49,057
Verizon Communications, Inc. ......       32,211      1,165,716
                                                   ------------
                                                      3,093,317
                                                   ------------
TELEPHONE (LONG DISTANCE) -- 0.3%
Sprint Corp. ......................       16,607        292,283
                                                   ------------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. .........        1,527         60,286
V. F. Corp.........................        1,283         62,482
                                                   ------------
                                                        122,768
                                                   ------------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Mohawk Industries, Inc. (a)........          785         57,564
                                                   ------------
TOBACCO -- 1.1%
Altria Group, Inc..................       24,009      1,201,650
Loews Corp.........................          666         16,350
R.J. Reynolds Tobacco Holdings,
  Inc..............................          979         66,171
                                                   ------------
                                                      1,284,171
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
TRUCKING -- 1.2%
C. H. Robinson Worldwide, Inc......        1,003   $     45,977
CNF, Inc...........................          588         24,437
FedEx Corp.........................        3,527        288,121
Ryder Systems, Inc.................          738         29,572
United Parcel Service, Inc. (Class
  B)...............................       13,137        987,508
                                                   ------------
                                                      1,375,615
                                                   ------------
TRUCKS & PARTS -- 0.2%
Cummins, Inc.......................          485         30,313
Navistar International Corp. (a)...          807         31,279
Paccar, Inc........................        2,055        119,169
                                                   ------------
                                                        180,761
                                                   ------------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc.
  (a)..............................        3,784         49,873
Waste Management, Inc..............        6,619        202,873
                                                   ------------
                                                        252,746
                                                   ------------
TOTAL COMMON STOCKS -- (Cost
  $112,013,258)....................                 113,081,831
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $100,919).......      100,919   $    100,919
                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $112,114,177)....................                 113,182,750
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..........                      46,471
                                                   ------------
NET ASSETS -- 100.0%...............                $113,229,221
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
--------------------------------------------------------------------------------

                                              DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.    DOW JONES U.S.
                                             LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH   SMALL CAP VALUE
                                                INDEX FUND        INDEX FUND         INDEX FUND        INDEX FUND
                                             ----------------   ---------------   ----------------   ---------------
ASSETS
  Investments in securities at value (Note
    2).....................................    $ 69,033,627       $94,232,525       $55,934,618        $77,029,658
  Cash.....................................              --                --                --                 --
  Foreign currency.........................              --                --                --                 --
  Receivable for investments sold..........              --                --                --            244,962
  Dividends receivable (Note 2)............          26,416           186,928            22,747            108,797
                                               ------------       -----------       -----------        -----------
         TOTAL ASSETS......................      69,060,043        94,419,453        55,957,365         77,383,417
                                               ------------       -----------       -----------        -----------
LIABILITIES
  Distributions payable (Note 2)...........              32               116                36                 77
  Payable for investments purchased........          75,200            34,980                --            438,137
  Payable for fund shares repurchased......              --                --                --                 --
  Accrued advisory fee (Note 3)............          10,726            14,630            11,169             15,284
  Accrued trustees fee (Note 3)............           1,284                --             2,472              2,319
                                               ------------       -----------       -----------        -----------
         TOTAL LIABILITIES.................          87,242            49,726            13,677            455,817
                                               ------------       -----------       -----------        -----------
         NET ASSETS........................    $ 68,972,801       $94,369,727       $55,943,688        $76,927,600
                                               ============       ===========       ===========        ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................    $ 77,188,019       $97,302,891       $58,331,821        $68,762,304
  Undistributed (distribution in excess of)
    net investment income..................           6,543            85,485            10,460             90,788
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions...........................     (13,579,684)       (5,309,289)       (7,184,188)         2,350,200
  Net unrealized appreciation
    (depreciation) on:
    Investments............................       5,357,923         2,290,640         4,785,595          5,724,308
    Foreign currency.......................              --                --                --                 --
                                               ------------       -----------       -----------        -----------
         NET ASSETS........................    $ 68,972,801       $94,369,727       $55,943,688        $76,927,600
                                               ============       ===========       ===========        ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share...    $      47.56       $    125.81       $     69.92        $    170.90
                                               ============       ===========       ===========        ===========
  Shares outstanding (unlimited amount
    authorized, $0.01 par value)...........       1,450,107           750,089           800,100            450,126
                                               ============       ===========       ===========        ===========
  Investments in securities, at cost.......    $ 63,675,704       $91,941,885       $51,149,023        $71,305,350
                                               ============       ===========       ===========        ===========
  Foreign currency, at cost................    $         --       $        --       $        --        $        --
                                               ============       ===========       ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DOW JONES       WILSHIRE     MORGAN STANLEY     FORTUNE
    GLOBAL TITANS       REIT         TECHNOLOGY        500(R)
     INDEX FUND      INDEX FUND      INDEX FUND      INDEX FUND
    -------------   ------------   --------------   ------------
     $68,300,350    $446,654,050    $ 24,596,510    $113,182,750
              --             497              --              --
          45,106              --              --              --
         563,466      15,412,529              --          82,036
         110,513       2,614,983           8,426         128,821
     -----------    ------------    ------------    ------------
      69,019,435     464,682,059      24,604,936     113,393,607
     -----------    ------------    ------------    ------------
              47             250              --              61
       1,413,934       2,005,839              --         141,953
              --      15,413,561              --              --
          24,025         137,340           9,708          18,444
             146          11,390             600           3,928
     -----------    ------------    ------------    ------------
       1,438,152      17,568,380          10,308         164,386
     -----------    ------------    ------------    ------------
     $67,581,283    $447,113,679    $ 24,594,628    $113,229,221
     ===========    ============    ============    ============
     $73,235,237    $445,619,744    $ 73,386,607    $118,200,022
          (7,153)      1,457,209              --          46,514
      (4,162,156)       (818,087)    (40,514,537)     (6,085,888)
      (1,484,853)        854,813      (8,277,442)      1,068,573
             208              --              --              --
     -----------    ------------    ------------    ------------
     $67,581,283    $447,113,679    $ 24,594,628    $113,229,221
     ===========    ============    ============    ============
     $     61.43    $     154.14    $      49.18    $      80.87
     ===========    ============    ============    ============
       1,100,125       2,900,723         500,102       1,400,106
     ===========    ============    ============    ============
     $69,785,203    $445,799,237    $ 32,873,952    $112,114,177
     ===========    ============    ============    ============
     $    45,245    $         --    $         --    $         --
     ===========    ============    ============    ============

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH
                                                                 INDEX FUND        INDEX FUND         INDEX FUND
                                                              ----------------   ---------------   ----------------
INVESTMENT INCOME
  Dividend income (Note 2)..................................     $  334,613        $ 2,508,937        $  372,667
  Foreign taxes withheld....................................            (84)                --              (321)
                                                                 ----------        -----------        ----------
  TOTAL INVESTMENT INCOME...................................        334,529          2,508,937           372,346
                                                                 ----------        -----------        ----------
EXPENSES
  Advisory fee (Note 3).....................................         83,225            171,226           108,883
  Trustees fee (Note 3).....................................          5,420              9,825             7,308
                                                                 ----------        -----------        ----------
  NET EXPENSES..............................................         88,645            181,051           116,191
                                                                 ----------        -----------        ----------
  NET INVESTMENT INCOME (LOSS)..............................        245,884          2,327,886           256,155
                                                                 ----------        -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments.............................................        145,424          2,852,703         3,474,769
    Foreign currency transactions...........................             --                 --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................      4,288,122          6,094,247         5,096,370
    Foreign currency........................................             --                 --                --
                                                                 ----------        -----------        ----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
         FOREIGN CURRENCY...................................      4,433,546          8,946,950         8,571,139
                                                                 ----------        -----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $4,679,430        $11,274,836        $8,827,294
                                                                 ==========        ===========        ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    DOW JONES U.S.      DOW JONES       WILSHIRE     MORGAN STANLEY     FORTUNE
    SMALL CAP VALUE   GLOBAL TITANS       REIT         TECHNOLOGY       500(R)
      INDEX FUND       INDEX FUND      INDEX FUND      INDEX FUND     INDEX FUND
    ---------------   -------------   ------------   --------------   -----------
       $ 1,176,569     $  810,574     $ 20,666,648    $     88,685    $ 1,791,237
                --        (41,661)              --          (2,938)            --
       -----------     ----------     ------------    ------------    -----------
         1,176,569        768,913       20,666,648          85,747      1,791,237
       -----------     ----------     ------------    ------------    -----------
           136,899        163,505          941,346         136,845        198,353
             8,611          4,268           40,546           5,008         17,098
       -----------     ----------     ------------    ------------    -----------
           145,510        167,773          981,892         141,853        215,451
       -----------     ----------     ------------    ------------    -----------
         1,031,059        601,140       19,684,756         (56,106)     1,575,786
       -----------     ----------     ------------    ------------    -----------
         6,171,624        500,888       45,593,415     (11,331,143)       247,470
                --         (4,767)              --              --             --
         6,611,749      2,637,769      (10,052,293)     19,366,324     13,203,741
                --           (268)              --              --             --
       -----------     ----------     ------------    ------------    -----------
        12,783,373      3,133,622       35,541,122       8,035,181     13,451,211
       -----------     ----------     ------------    ------------    -----------
       $13,814,432     $3,734,762     $ 55,225,878    $  7,979,075    $15,026,997
       ===========     ==========     ============    ============    ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    DOW JONES U.S.               DOW JONES U.S.
                                                                   LARGE CAP GROWTH              LARGE CAP VALUE
                                                                      INDEX FUND                   INDEX FUND
                                                              --------------------------   ---------------------------
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                               6/30/2004     6/30/2003      6/30/2004      6/30/2003
                                                              -----------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................  $  245,884    $     98,944   $  2,327,886   $    683,843
  Net realized gain (loss) on investments and foreign
    currency transactions...................................     145,424     (13,917,945)     2,852,703     (4,140,508)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........   4,288,122      13,970,977      6,094,247      2,670,268
                                                              -----------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................   4,679,430         151,976     11,274,836       (786,397)
                                                              -----------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (251,603)        (98,057)    (2,248,086)      (694,126)
  Net realized gains........................................          --              --             --             --
                                                              -----------   ------------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................    (251,603)        (98,057)    (2,248,086)      (694,126)
                                                              -----------   ------------   ------------   ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................  42,003,318      17,133,215    128,864,606     32,401,126
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................          --             110          1,495             --
  Cost of streetTRACKS redeemed.............................          --     (11,076,926)   (88,139,226)   (25,293,278)
                                                              -----------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS..............................................  42,003,318       6,056,399     40,726,875      7,107,848
                                                              -----------   ------------   ------------   ------------
  Net increase (decrease) in net assets during year.........  46,431,145       6,110,318     49,753,625      5,627,325
  Net assets at beginning of year...........................  22,541,656      16,431,338     44,616,102     38,988,777
                                                              -----------   ------------   ------------   ------------
NET ASSETS END OF YEAR (1)..................................  $68,972,801   $ 22,541,656   $ 94,369,727   $ 44,616,102
                                                              ===========   ============   ============   ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................     900,000         450,000      1,100,000        300,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................          --               3             12             --
  streetTRACKS redeemed.....................................          --        (300,000)      (750,000)      (250,000)
                                                              -----------   ------------   ------------   ------------
NET INCREASE (DECREASE).....................................     900,000         150,003        350,012         50,000
                                                              ===========   ============   ============   ============
(1) Including undistributed (distributions in excess of) net
      investment income.....................................  $    6,543    $     12,262   $     85,485   $     11,223
                                                              ===========   ============   ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DOW JONES U.S.                        DOW JONES U.S.
           SMALL CAP GROWTH                       SMALL CAP VALUE
              INDEX FUND                            INDEX FUND
    ------------------------------        -------------------------------
    YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
     6/30/2004          6/30/2003          6/30/2004          6/30/2003
    -----------        -----------        -----------        ------------
    $   256,155        $    (6,518)       $ 1,031,059        $  1,095,468
      3,474,769         (8,149,343)         6,171,624           1,666,169
      5,096,370          7,338,332          6,611,749          (4,395,671)
    -----------        -----------        -----------        ------------
      8,827,294           (817,529)        13,814,432          (1,634,034)
    -----------        -----------        -----------        ------------
       (243,817)                --           (870,237)         (1,039,572)
             --                 --         (1,240,542)           (314,300)
    -----------        -----------        -----------        ------------
       (243,817)                --         (2,110,779)         (1,353,872)
    -----------        -----------        -----------        ------------
     31,982,618          2,259,462         39,551,839                  --
             --                 --              4,967                  --
     (3,368,926)        (4,342,540)        (8,145,672)        (17,416,735)
    -----------        -----------        -----------        ------------
     28,613,692         (2,083,078)        31,411,134         (17,416,735)
    -----------        -----------        -----------        ------------
     37,197,169         (2,900,607)        43,114,787         (20,404,641)
     18,746,519         21,647,126         33,812,813          54,217,454
    -----------        -----------        -----------        ------------
    $55,943,688        $18,746,519        $76,927,600        $ 33,812,813
    ===========        ===========        ===========        ============
        500,000             50,000            250,000                  --
             --                 --                 30                  --
        (50,000)          (100,000)           (50,000)           (150,000)
    -----------        -----------        -----------        ------------
        450,000            (50,000)           200,030            (150,000)
    ===========        ===========        ===========        ============
    $    10,460        $     2,131        $    90,788        $    (64,177)
    ===========        ===========        ===========        ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DOW JONES GLOBAL TITANS            WILSHIRE REIT
                                                                     INDEX FUND                     INDEX FUND
                                                             ---------------------------   ----------------------------
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                              6/30/2004      6/30/2003       6/30/2004      6/30/2003
                                                             ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............................  $    601,140   $    271,466   $  19,684,756   $  4,892,566
  Net realized gain (loss) on investments and foreign
    currency transactions..................................       496,121     (4,494,017)     45,593,415       (536,996)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions..........     2,637,501      2,644,924     (10,052,293)     7,563,539
                                                             ------------   ------------   -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.............................................     3,734,762     (1,577,627)     55,225,878     11,919,109
                                                             ------------   ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................      (615,757)      (278,650)    (17,540,497)    (4,246,464)
  Net realized gains.......................................            --             --        (885,957)      (245,446)
                                                             ------------   ------------   -------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS......................      (615,757)      (278,650)    (18,426,454)    (4,491,910)
                                                             ------------   ------------   -------------   ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold......................    79,468,782      5,169,381     794,839,150     81,348,296
  Net proceeds from reinvestment of streetTRACKS
    distributions..........................................           360             --          98,075             --
  Cost of streetTRACKS redeemed............................   (25,820,881)   (17,705,651)   (506,020,833)            --
                                                             ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS.............................................    53,648,261    (12,536,270)    288,916,392     81,348,296
                                                             ------------   ------------   -------------   ------------
  Net increase (decrease) in net assets during year........    56,767,266    (14,392,547)    325,715,816     88,775,495
  Net assets at beginning of year..........................    10,814,017     25,206,564     121,397,863     32,622,368
                                                             ------------   ------------   -------------   ------------
NET ASSETS END OF YEAR (1).................................  $ 67,581,283   $ 10,814,017   $ 447,113,679   $121,397,863
                                                             ============   ============   =============   ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold........................................     1,350,000        100,000       5,350,000        700,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions..........................................             6             --             631             --
  streetTRACKS redeemed....................................      (450,000)      (350,000)     (3,400,000)            --
                                                             ------------   ------------   -------------   ------------
NET INCREASE (DECREASE)....................................       900,006       (250,000)      1,950,631        700,000
                                                             ============   ============   =============   ============
(1) Including undistributed (distributions in excess of)
      net investment income................................  $     (7,153)  $     49,754   $   1,457,208   $      5,078
                                                             ============   ============   =============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       MORGAN STANLEY TECHNOLOGY                     FORTUNE 500(R)
               INDEX FUND                              INDEX FUND
    --------------------------------        --------------------------------
     YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
     6/30/2004           6/30/2003           6/30/2004           6/30/2003
    ------------        ------------        ------------        ------------
    $    (56,106)       $    (80,059)       $  1,575,786        $  1,253,000
     (11,331,143)        (27,136,453)            247,470          (2,971,467)
      19,366,324          29,816,711          13,203,741           1,546,738
    ------------        ------------        ------------        ------------
       7,979,075           2,600,199          15,026,997            (171,729)
    ------------        ------------        ------------        ------------
              --                  --          (1,553,953)         (1,264,436)
              --                  --                  --                  --
    ------------        ------------        ------------        ------------
              --                  --          (1,553,953)         (1,264,436)
    ------------        ------------        ------------        ------------
       7,469,885           8,842,184          23,175,968          16,740,158
              --                  --                 319                  --
     (25,696,326)        (29,876,048)         (3,893,772)        (10,094,490)
    ------------        ------------        ------------        ------------
     (18,226,441)        (21,033,864)         19,282,515           6,645,668
    ------------        ------------        ------------        ------------
     (10,247,366)        (18,433,665)         32,755,559           5,209,503
      34,841,994          53,275,659          80,473,662          75,264,159
    ------------        ------------        ------------        ------------
    $ 24,594,628        $ 34,841,994        $113,229,221        $ 80,473,662
    ============        ============        ============        ============
         150,000             300,000             300,000             250,000
              --                  --                   4                  --
        (600,000)           (950,000)            (50,000)           (150,000)
    ------------        ------------        ------------        ------------
        (450,000)           (650,000)            250,004             100,000
    ============        ============        ============        ============
    $         --        $         --        $     46,514        $     29,844
    ============        ============        ============        ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                 DOW JONES U.S.
                                                                                LARGE CAP GROWTH
                                                                                   INDEX FUND
                                                              -----------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                                              6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                                              ----------   ----------   ----------   --------------
Net asset value, beginning of period (Note 7)...............   $ 40.98      $ 41.07      $ 60.81        $ 97.36
                                                               -------      -------      -------        -------
Income (loss) from investment operations:
Net investment income (loss)................................      0.23         0.24(4)      0.16           0.06
Net realized and unrealized gain (loss) (5).................      6.60        (0.10)      (19.77)        (36.55)
                                                               -------      -------      -------        -------
Total from investment operations............................      6.83         0.14       (19.61)        (36.49)
                                                               -------      -------      -------        -------
Distributions to shareholders from:
Net investment income.......................................     (0.25)       (0.23)       (0.13)         (0.06)
                                                               -------      -------      -------        -------
Net asset value, end of period..............................   $ 47.56      $ 40.98      $ 41.07        $ 60.81
                                                               =======      =======      =======        =======
Total return (1)............................................     16.70%        0.38%      (32.29)%       (37.48)%
Net assets, end of period (in 000's)........................   $68,973      $22,542      $16,431        $24,330
Ratio of expenses to average net assets.....................      0.21%        0.23%        0.25%          0.22%(2)
Ratio of net investment income (loss) to average net
  assets....................................................      0.59%        0.64%        0.32%          0.10%(2)
Portfolio turnover rate (3).................................        20%          37%          18%            16%

See accompanying notes to Financial Highlights on page 56 and notes to financial statements.

--------------------------------------------------------------------------------

                       DOW JONES U.S.                                          DOW JONES U.S.
                       LARGE CAP VALUE                                        SMALL CAP GROWTH
                         INDEX FUND                                              INDEX FUND
    -----------------------------------------------------   -----------------------------------------------------
                                           FOR THE PERIOD                                          FOR THE PERIOD
    YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-     YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
    6/30/2004    6/30/2003    6/30/2002      6/30/2001      6/30/2004    6/30/2003    6/30/2002      6/30/2001
    ----------   ----------   ----------   --------------   ----------   ----------   ----------   --------------
     $111.52      $111.37      $129.44        $129.48        $ 53.55      $ 54.10      $ 79.15        $100.26
     -------      -------      -------        -------        -------      -------      -------        -------
        3.01         2.69         2.33           1.70           0.39(4)     (0.02)          --          (0.09)
       14.19         0.18       (18.11)         (0.06)         16.30        (0.53)      (25.05)        (21.02)
     -------      -------      -------        -------        -------      -------      -------        -------
       17.20         2.87       (15.78)          1.64          16.69        (0.55)      (25.05)        (21.11)
     -------      -------      -------        -------        -------      -------      -------        -------
       (2.91)       (2.72)       (2.29)         (1.68)         (0.32)          --           --             --
     -------      -------      -------        -------        -------      -------      -------        -------
     $125.81      $111.52      $111.37        $129.44        $ 69.92      $ 53.55      $ 54.10        $ 79.15
     =======      =======      =======        =======        =======      =======      =======        =======
       15.54%        2.87%      (12.31)%         1.28%         31.19%       (1.02)%     (31.64)%       (21.07)%
     $94,370      $44,616      $38,989        $38,842        $55,944      $18,747      $21,647        $19,794
        0.21%        0.23%        0.24%          0.21%(2)       0.27%        0.29%        0.30%          0.30%(2)
        2.72%        2.54%        1.81%          1.61%(2)       0.59%       (0.04)%      (0.22)%        (0.22)%(2)
          28%          33%          10%            12%            63%          60%          46%            34%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                 DOW JONES U.S.
                                                                                 SMALL CAP VALUE
                                                                                   INDEX FUND
                                                              -----------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                                              6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                                              ----------   ----------   ----------   --------------
Net asset value, beginning of period (Note 7)...............   $135.20      $135.51      $128.95        $103.71
                                                               -------      -------      -------        -------
Income (loss) from investment operations:
Net investment income.......................................      2.72         3.78         2.89           2.40
Net realized and unrealized gain (loss) (5).................     38.77         0.40        11.45          25.10
                                                               -------      -------      -------        -------
Total from investment operations............................     41.49         4.18        14.34          27.50
                                                               -------      -------      -------        -------
Distributions to shareholders from:
Net investment income.......................................     (2.25)       (3.59)       (3.04)         (2.26)
Net realized gains..........................................     (3.54)       (0.90)       (4.74)            --
Capital.....................................................        --           --           --             --
                                                               -------      -------      -------        -------
Total distributions.........................................     (5.79)       (4.49)       (7.78)         (2.26)
                                                               -------      -------      -------        -------
Net asset value, end of period..............................   $170.90      $135.20      $135.51        $128.95
                                                               =======      =======      =======        =======
Total return (1)............................................     30.92%        3.57%       11.54%         26.69%
Net assets, end of period (in 000's)........................   $76,928      $33,813      $54,217        $25,803
Ratio of expenses to average net assets.....................      0.27%        0.29%        0.28%          0.28%(2)
Ratio of net investment income to average net assets........      1.88%        2.76%        2.31%          2.70%(2)
Portfolio turnover rate (3).................................        54%          43%          29%            47%

See accompanying notes to Financial Highlights on page 56 and notes to financial statements.

--------------------------------------------------------------------------------

                          DOW JONES
                        GLOBAL TITANS                                           WILSHIRE REIT
                         INDEX FUND                                              INDEX FUND
    -----------------------------------------------------   -----------------------------------------------------
                                           FOR THE PERIOD                                          FOR THE PERIOD
    YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-     YEAR ENDED   YEAR ENDED   YEAR ENDED    4/23/2001*-
    6/30/2004    6/30/2003    6/30/2002      6/30/2001      6/30/2004    6/30/2003    6/30/2002      6/30/2001
    ----------   ----------   ----------   --------------   ----------   ----------   ----------   --------------
     $ 54.04      $ 56.00      $ 70.60        $ 84.28        $ 127.77     $ 130.44     $120.73        $109.22
     -------      -------      -------        -------        --------     --------     -------        -------
        0.72         0.90(4)      0.62           0.57            7.77(4)      6.28        8.19(4)        1.41
        7.60        (1.67)      (14.63)        (13.67)          26.07        (2.38)       9.62          10.83
     -------      -------      -------        -------        --------     --------     -------        -------
        8.32        (0.77)      (14.01)        (13.10)          33.84         3.90       17.81          12.24
     -------      -------      -------        -------        --------     --------     -------        -------
       (0.93)       (1.19)       (0.59)         (0.56)          (6.99)       (6.16)      (7.41)         (0.73)
          --           --           --             --           (0.48)       (0.41)      (0.69)            --
          --           --           --          (0.02)             --           --          --             --
     -------      -------      -------        -------        --------     --------     -------        -------
       (0.93)       (1.19)       (0.59)         (0.58)          (7.47)       (6.57)      (8.10)         (0.73)
     -------      -------      -------        -------        --------     --------     -------        -------
     $ 61.43      $ 54.04      $ 56.00        $ 70.60        $ 154.14     $ 127.77     $130.44        $120.73
     =======      =======      =======        =======        ========     ========     =======        =======
      15.47%        (1.21)%     (19.92)%       (15.54)%        26.70%        3.41%      15.53%         11.22%
     $67,581      $10,814      $25,207        $21,189        $447,114     $121,398     $32,622        $18,121
        0.51%        0.54%        0.55%          0.52%(2)        0.26%        0.28%       0.30%          0.32%(2)
        1.84%        1.77%        1.07%          0.87%(2)        5.23%        6.95%       6.74%          6.88%(2)
          15%          13%          12%            16%             15%          10%         15%             2%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                            MORGAN STANLEY TECHNOLOGY
                                                                                   INDEX FUND
                                                              -----------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                                              6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                                              ----------   ----------   ----------   --------------
Net asset value, beginning of period (Note 7)...............   $ 36.67      $ 33.30      $ 58.17        $ 97.81
                                                               -------      -------      -------        -------
Income (loss) from investment operations:
Net investment (loss).......................................     (0.09)(4)    (0.08)          --          (0.13)
Net realized and unrealized gain (loss) (5).................     12.60         3.45       (24.87)        (39.51)
                                                               -------      -------      -------        -------
Total from investment operations............................     12.51         3.37       (24.87)        (39.64)
                                                               -------      -------      -------        -------
Distributions to shareholders from:
Net investment income.......................................        --           --           --             --
                                                               -------      -------      -------        -------
Net asset value, end of period..............................   $ 49.18      $ 36.67      $ 33.30        $ 58.17
                                                               =======      =======      =======        =======
Total return (1)............................................     34.11%       10.14%      (42.77)%       (40.52)%
Net assets, end of period (in 000's)........................   $24,595      $34,842      $53,276        $72,724
Ratio of expenses to average net assets.....................      0.52%        0.53%        0.54%          0.51%(2)
Ratio of net investment income (loss) to average net
  assets....................................................     (0.20)%      (0.21)%      (0.30)%        (0.30)%(2)
Portfolio turnover rate (3).................................        17%          23%          37%            26%

 *   Commencement of operations.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized.
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

--------------------------------------------------------------------------------

                               FORTUNE 500(R)
                                 INDEX FUND
    --------------------------------------------------------------------
                                                          FOR THE PERIOD
    YEAR ENDED        YEAR ENDED        YEAR ENDED         10/4/2000*-
    6/30/2004         6/30/2003         6/30/2002           6/30/2001
    ----------        ----------        ----------        --------------
     $  69.97          $ 71.67           $ 87.13             $ 97.85
     --------          -------           -------             -------
         1.17             1.05              1.02                0.72
        10.89            (1.68)           (15.49)             (10.73)
     --------          -------           -------             -------
        12.06            (0.63)           (14.47)             (10.01)
     --------          -------           -------             -------
        (1.16)           (1.07)            (0.99)              (0.71)
     --------          -------           -------             -------
     $  80.87          $ 69.97           $ 71.67             $ 87.13
     ========          =======           =======             =======
        17.31%           (0.77)%          (16.69)%            (10.22)%
     $113,229          $80,474           $75,264             $47,933
         0.22%            0.24%             0.23%               0.21%(2)
         1.59%            1.65%             1.25%               1.06%(2)
            5%               6%                6%                  6%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of eight portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund") and FORTUNE 500(R) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and net realized capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At June 30, 2004, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                                               2009            2010             2011              2012
-------------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $12,048       $5,920,273       $ 4,738,409       $2,821,107
Dow Jones U.S. Large Cap Value Index Fund                          --          417,474         1,235,987          652,025
Dow Jones U.S. Small Cap Growth Index Fund                         --        1,261,975         5,875,895               --
Dow Jones U.S. Small Cap Value Index Fund                          --               --                --               --
Dow Jones Global Titans Index Fund                             12,170          976,050         1,493,437          984,760
Wilshire REIT Index Fund                                           --               --                --               --
Morgan Stanley Technology Index Fund                            1,836        2,341,875        10,238,030       19,143,628
FORTUNE 500(R) Index Fund                                          --          372,167         3,654,485        1,348,494

For the year ended June 30, 2004, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $        --
Dow Jones U.S. Large Cap Value Index Fund                         5,331,561
Dow Jones U.S. Small Cap Growth Index Fund                          753,923
Dow Jones U.S. Small Cap Value Index Fund                         1,682,480
Dow Jones Global Titans Index Fund                                1,253,930
Wilshire REIT Index Fund                                         47,536,654
Morgan Stanley Technology Index Fund                             (2,511,394)
FORTUNE 500(R) Index Fund                                           815,847

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2003 through June 30, 2004 that are deferred for tax purposes until fiscal 2005:

                                                                 DEFERRED             DEFERRED
                                                              CAPITAL LOSSES       CURRENCY LOSSES
--------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   44,666             $   --
Dow Jones U.S. Large Cap Value Index Fund                        2,787,420                 --
Dow Jones U.S. Small Cap Growth Index Fund                              --                 --
Dow Jones U.S. Small Cap Value Index Fund                               --                 --
Dow Jones Global Titans Index Fund                                 351,871              7,106
Wilshire REIT Index Fund                                                --                 --
Morgan Stanley Technology Index Fund                             8,746,932                 --
FORTUNE 500(R) Index Fund                                          244,782                 --

For the year ended June 30, 2004, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and deferral of post-October losses.

The tax character of distributions paid during the year ended June 30, 2003, was as follows:

                                                                                     LONG-TERM
                                                              ORDINARY INCOME       CAPITAL GAIN
------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   98,057            $     --
Dow Jones U.S. Large Cap Value Index Fund                          694,126                  --
Dow Jones U.S. Small Cap Growth Index Fund                              --                  --
Dow Jones U.S. Small Cap Value Index Fund                        1,059,835             294,037
Dow Jones Global Titans Index Fund                                 278,650                  --
Wilshire REIT Index Fund                                         4,322,352             169,558
Morgan Stanley Technology Index Fund                                    --                  --
FORTUNE 500(R) Index Fund                                        1,264,436                  --

The tax character of distributions paid during the year ended June 30, 2004, was as follows:

                                                                                     LONG-TERM
                                                              ORDINARY INCOME       CAPITAL GAIN
------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   251,603          $       --
Dow Jones U.S. Large Cap Value Index Fund                         2,248,086                  --
Dow Jones U.S. Small Cap Growth Index Fund                          243,817                  --
Dow Jones U.S. Small Cap Value Index Fund                         2,110,779                  --
Dow Jones Global Titans Index Fund                                  615,757                  --
Wilshire REIT Index Fund                                         14,048,819           4,377,635
Morgan Stanley Technology Index Fund                                     --                  --
FORTUNE 500(R) Index Fund                                         1,553,953                  --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

As of June 30, 2004 the components of distributable earnings on a tax basis were as follows:

                                                                                    UNDISTRIBUTED       NET UNREALIZED
                                                               UNDISTRIBUTED          LONG-TERM          APPRECIATION
                                                              ORDINARY INCOME       CAPITAL GAIN        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $    6,575           $       --          $ 5,314,743
Dow Jones U.S. Large Cap Value Index Fund                           85,502                   --            2,074,355
Dow Jones U.S. Small Cap Growth Index Fund                              --                   --            4,749,776
Dow Jones U.S. Small Cap Value Index Fund                        1,221,074            1,217,087            5,727,215
Dow Jones Global Titans Index Fund                                      --                   --           (1,828,513)
Wilshire REIT Index Fund                                                --                   --            1,494,139
Morgan Stanley Technology Index Fund                                    --                   --           (8,319,676)
FORTUNE 500(R) Index Fund                                           46,229                   --              602,959

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("the Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
FORTUNE 500(R) Index Fund                                        0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

additional compensation from the Trust as a result of their position on the Audit Committee. Trustees independent counsel fees are included as part of the trustee fees presented on the financial statements.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2004 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 63,718,884    $ 5,993,598     $   678,855      $ 5,314,743
Dow Jones U.S. Large Cap Value Index Fund                92,158,170      4,690,355       2,616,000        2,074,355
Dow Jones U.S. Small Cap Growth Index Fund               51,184,842      7,357,584       2,607,808        4,749,776
Dow Jones U.S. Small Cap Value Index Fund                71,302,443      8,661,890       2,934,675        5,727,215
Dow Jones Global Titans Index Fund                       70,129,071      1,208,701       3,037,422       (1,828,721)
Wilshire REIT Index Fund                                445,159,911      9,078,133       7,583,994        1,494,139
Morgan Stanley Technology Index Fund                     32,916,186      3,041,820      11,361,496       (8,319,676)
FORTUNE 500(R) Index Fund                               112,579,791     10,262,332       9,659,373          602,959

6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2004, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
-------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 42,001,672     $         --
Dow Jones U.S. Large Cap Value Index Fund                      128,314,217       88,138,475
Dow Jones U.S. Small Cap Growth Index Fund                      31,984,029        3,368,970
Dow Jones U.S. Small Cap Value Index Fund                       39,545,251        8,146,015
Dow Jones Global Titans Index Fund                              75,251,035       24,496,486
Wilshire REIT Index Fund                                       794,803,840      505,572,994
Morgan Stanley Technology Index Fund                             7,470,228       25,696,336
FORTUNE 500(R) Index Fund                                       23,173,930        3,893,854

For the year ended June 30, 2004, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 8,264,507    $ 8,278,500
Dow Jones U.S. Large Cap Value Index Fund                      23,515,517     23,100,916
Dow Jones U.S. Small Cap Growth Index Fund                     27,417,952     27,331,043
Dow Jones U.S. Small Cap Value Index Fund                      29,497,271     29,796,288
Dow Jones Global Titans Index Fund                              7,537,166      4,760,671
Wilshire REIT Index Fund                                       56,769,650     56,480,662
Morgan Stanley Technology Index Fund                            4,762,334      4,831,262
FORTUNE 500(R) Index Fund                                       4,992,776      5,008,761

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

For the year ended June 30, 2004, State Street Brokerage Services earned the following brokerage commissions from Investment Transactions:

FUND                                                          COMMISSION
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   --
Dow Jones U.S. Large Cap Value Index Fund                           --
Dow Jones U.S. Small Cap Growth Index Fund                         177
Dow Jones U.S. Small Cap Value Index Fund                        2,466
Dow Jones Global Titans Index Fund                                 351
Wilshire REIT Index Fund                                         2,301
Morgan Stanley Technology Index Fund                               180
Morgan FORTUNE 500(R) Index Fund                                 1,113

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, and Morgan Stanley Technology Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
FORTUNE 500(R) Index Fund                                     1:9.785

8.  OTHER INFORMATION

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2004:

Percentage of distributions which qualify for the corporate dividends paid deduction:

FUND                                                          PERCENTAGE
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      100.00%
Dow Jones U.S. Large Cap Value Index Fund                        99.99%
Dow Jones U.S. Small Cap Growth Index Fund                       92.07%
Dow Jones U.S. Small Cap Value Index Fund                        19.65%
Dow Jones Global Titans Index Fund                               71.28%
FORTUNE 500(R) Index Fund                                       100.00%

Long term capital gains dividends for the purposes of the dividends paid deduction:

                                                                AMOUNT
------------------------------------------------------------------------
Dow Jones U.S. Small Cap Value Index Fund                     $  404,042
Wilshire REIT Index Fund                                       4,377,635

For the fiscal year ended June 30, 2004, certain dividends paid by Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, and

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

FORTUNE 500(R) Index Fund may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code. The funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2004 Form 1099-DIV.

PROXY VOTING POLICIES (UNAUDITED)

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257. Information regarding how the investment adviser votes these proxies will become available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov when the Funds file their first report on Form N-PX which is due by August 31, 2004 covering the Funds' proxy voting record for the 12-month period ending June 30, 2004.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

The Wilshire REIT Index Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. After calendar year-end, real estates companies often recharacterize the nature of the distribution paid during the year, frequently with the result that distributions previously identified as income are recharacterized as return of capital and/or capital gain. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on Form 1099-DIV.

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF JUNE 30, 2004

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     3                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     4                 2                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     6                 0                 0                 5                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     5                 2                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0                 5                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 3                 0                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3                 5                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 8                 2                 8                 6
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 6                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1                 3                 3
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0                10                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13                 3                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    ------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    ------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    ------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    14
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     4                 1                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 0                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     4                 0                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     8                 2                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 3                 4                10                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 6                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4                 3                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0                 5                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3                 6                 8
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0                 5                 4
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     3                 0                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     2                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     2                 1                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     7                 3                 0                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                 4                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 2                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10                 7                 7
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3                 6                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    12
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     2                 1                 0                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     3                 0                 0                 5                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 2                 0                 9                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     2                 0                 0                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 0                 0                 0                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     2                 2                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                 0                 0                12                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1                 5                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5                 5                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    11
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     4                 1                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     2                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     4                 0                 0                 8                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     1                 1                 1                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 2                 0                 1                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                    12                 2                 1                 9                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     8                13                 3                 7                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                 4                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1                 9                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3                 3                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     1
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     1                 1                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    14                 1                 0                 9                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     2
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     7                 1                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     4                 1                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     3                 0                 1                 8                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 3                 0                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     1                 3                 1                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 4                 0                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2                 9                 8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                11                 2                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     3                 6                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1                 8                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1                 7                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   FORTUNE 500(R) INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       06/30/04                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     0                 1                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     0                 0                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 7                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2004
       QUARTER ENDING:
       06/30/04                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
                        POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
---------------------   -----------  --------------  -----------------------  -------------------   -------------------
Agustin J. Fleites*     Trustee,     Unlimited       Principal, State Street       8                SSgA Cash
SSgA Funds              President,   Elected:        Global Advisors (1987-                         Management Fund,
Management, Inc.        Principal    August 2001     present); Member SSgA                          Dublin, Ireland,
State Street Financial  Executive                    Investment Committee                           Director
Center                  Officer,                     (1994-present).                                Select Sector
One Lincoln Street      Chief                                                                       SPDR Trust
Boston, MA              Executive
02111-2900              Officer
Age: 37
David M. Kelly          Trustee      Unlimited       President and CEO, NSCC       8                Chicago Stock Exchange
4 Jodi Lane                          Elected:        (1983-February 2000) (a                        (Public Governor/
Chatham, NJ 07928                    September 2000  clearing org.); Vice                           Director); Penson
Age: 65                                              Chairman, DTCC                                 Worldwide Inc.
                                                     (1999-February 2000)(a                         (Director); Thomas
                                                     depository in US); Vice                        Murray Ltd.
                                                     Chairman and CEO,                              (Director); Custodial
                                                     Government Securities                          Trust Co. (Director).
                                                     Clearing Corp. (1990-
                                                     February 2000) (a
                                                     government securities
                                                     clearing company).
Frank Nesvet            Trustee      Unlimited       Chief Executive               8                         N/A
c/o streetTRACKS                     Elected:        Officer, Libra Group,
Series Trust                         September 2000  Inc. (1998- present)(a
225 Franklin Street                                  financial services
Boston, Massachusetts                                consulting company);
02110                                                Managing Director,
Age: 60                                              Senior Vice President
                                                     and Fund Treasurer, New
                                                     England Funds
                                                     (1993-1998).
Helen F. Peters         Trustee      Unlimited       Dean, Carroll School of       8                         N/A
133 South Street                     Elected:        Management, Boston
Needham, Massachusetts               September 2000  College (August 2000-
02492                                                present); Partner,
Age: 55                                              Samuelson Peters, LLC
                                                     (1999-August 2000);
                                                     Director of Global Bond
                                                     Group, Scudder Kemper
                                                     Investments (1998-
                                                     1999); Chief Investment
                                                     Officer, Colonial
                                                     Management (1991-
                                                     1998).

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
                        POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
---------------------   -----------  --------------  -----------------------  -------------------   -------------------
James E. Ross           Vice         Unlimited       Principal, State Street      N/A                        N/A
SSgA Funds              President    Elected:        Global Advisors (March
Management, Inc.                     September 2000  2000 to present); Vice
State Street Financial                               President, State Street
Center                                               Bank and Trust Company
One Lincoln Street                                   (1998-March 2000);
Boston, MA 02111-2900                                Assistant Vice
Age: 38                                              President, State Street
                                                     Bank and Trust Company
                                                     (1996-1998), Assistant
                                                     Secretary, State Street
                                                     Bank and Trust Company
                                                     (1995-1996).
Donald A. Gignac        Treasurer,   Unlimited       Senior Vice President,       N/A                        N/A
State Street Bank and   Chief        Elected:        State Street Bank and
Trust Company           Financial    August 2003     Trust Company (2002-
2 Avenue de Lafayette   Officer,                     present); Vice
Boston, Massachusetts   Principal                    President, State Street
02111                   Financial                    Bank and Trust Company
Age: 39                 Officer                      (1993- 2002).
Michael P. Riley        Assistant    Unlimited       Assistant Vice               N/A                        N/A
State Street Bank and   Treasurer    Elected:        President, State Street
Trust Company                        August 2003     Bank and Trust Company
One Federal Street                                   (2000- present);
Boston, Massachusetts                                Assistant Secretary,
02110                                                Assistant Director,
Age: 35                                              State Street Bank and
                                                     Trust Company
                                                     (1999-2000); Manager,
                                                     State Street Bank and
                                                     Trust Company
                                                     (1997-1999).
Karen Gillogly          Assistant    Unlimited       Vice President, State        N/A                        N/A
State Street Bank and   Treasurer    Elected:        Street Bank and Trust
Trust Company                        August 2003     Company (1999-
One Federal Street                                   present); Audit Senior
Boston, Massachusetts                                Manager, Ernst & Young
02110                                                LLP (1998).
Age: 37
Mary Moran Zeven        Secretary,   Unlimited       Senior Vice President        N/A                        N/A
State Street Bank and   Chief Legal  Elected:        and Senior Managing
Trust Company           Officer      August 2001     Counsel, State Street
One Federal Street                                   Bank and Trust Company
Boston, Massachusetts                                (2002- present); Vice
02110                                                President and Counsel,
Age: 43                                              State Street Bank and
                                                     Trust Company
                                                     (2000-2002); Vice
                                                     President and Counsel,
                                                     PFPC, Inc. (1999 to
                                                     2000); Counsel, Curtis,
                                                     Mallet-Prevost, Colt &
                                                     Mosle, LLP (1996 to
                                                     1999) (law firm).

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
                        POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
---------------------   -----------  --------------  -----------------------  -------------------   -------------------
Stephanie M. Nichols    Assistant    Unlimited       Counsel, State Street        N/A                        N/A
State Street Bank and   Secretary    Elected:        Bank and Trust Company
Trust Company                        May 2002        since 1997.
One Federal Street
Boston, Massachusetts
02110
Age: 33
Peter A. Ambrosini,     Chief        Unlimited       Chief Compliance and         N/A                        N/A
Esq.                    Compliance   Elected:        Risk Management
SSgA Funds Management,  Officer      May 2003        Officer, SSgA Funds
Inc.                                                 Management, Inc.
State Street Financial                               (2001-present);
Center                                               Managing Director,
One Lincoln Street                                   PricewaterhouseCoopers
Boston, MA 02111-2900                                (1986-2001).
Age: 60

* Mr. Fleites is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position as an officer of the Adviser.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of streetTRACKS(R) Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the streetTRACKS(R) Series Trust (comprising, respectively, the Dow Jones U.S. Large Cap Growth Index Fund,
Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, Morgan Stanley Technology Index Fund, and FORTUNE 500(R) Index Fund), (collectively, the "Funds") as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the streetTRACKS(R) Series Trust at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Boston, Massachusetts
August 18, 2004
streetTRACKS(R)  SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
Agustin J. Fleites


OFFICERS
Agustin J. Fleites, President
James E. Ross, Vice President
Donald A. Gignac, Treasurer
Mary Moran Zeven, Secretary
Stephanie M. Nichols, Assistant Secretary
Karen Gillogly, Assistant Treasurer
Michael Riley, Assistant Treasurer
Peter Ambrosini, Chief Compliance Officer


INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd  Street
New York, New York 10019


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116




streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

(BACK COVER GRAPHIC)

      The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

      For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Technology and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

      For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

      In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

      streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

                                                            (BACK COVER GRAPHIC)


      For more information on streetTRACKS, or to obtain a prospectus, call:

      1-866-S-TRACKS

      or visit

      WWW.STREETTRACKS.COM

      Please read the prospectus carefully before you invest or send money.



      STATE STREET
      GLOBAL ADVISORS
      (SSGA LOGO)                       (STATE STREET LOGO)

(C) 2002 State Street Corporation                                      ET0912-02

ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period, June 30, 2004, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant's principal executive officer and principal financial officer.

(c) The registrant has not made any amendment to its code of ethics during the covered period.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

(f) A copy of the registrant's code of ethics is filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees (the "Board") has determined that the registrant has at least one member serving on the registrant's Audit Committee that possess the attributes identified in Item 3 of Form N-CSR to qualify as an "audit committee financial expert."

(a)(2) The name of the audit committee financial expert is Frank Nesvet. The audit committee financial expert has been deemed to be "independent" as that term is defined in Item 3(a)(2) of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending June 30, 2004 and June 30, 2003, the aggregate audit fees billed for professional services rendered by the principal accountant were $82,500 and $101,400, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2004 and June 30, 2003, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2004 and June 30, 2003, the aggregate tax fees billed for professional services rendered by the principal accountant were $47,500 and $20,800, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2004 and June 30, 2003.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

The committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services). The committee may delegate to one or more of its members the authority to grant pre-approvals. The decisions of any member to whom authority is delegated under this paragraph shall be presented to the full committee at each of its scheduled meetings. Pre-approval for permissible non-audit services is not required if: (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5% of the total amount of revenues paid by the Trust to the auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the committee and approved prior to the completion of the audit by the committee or by one or more members of the committee to whom authority to grant such approvals has been delegated by the committee.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending June 30, 2004 and June 30, 2003, the aggregate non-audit fees billed for by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were $3,476,343 and $3,404,637, respectively.

(h) Not applicable.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Item not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Agustin Fleites, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Donald A. Gignac, the registrant's Treasurer, Chief Financial Officer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Fleites and Gignac determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS(R) Series Trust


By:   /s/ Agustin Fleites
      -----------------------------
      Agustin Fleites
      President, Chief Executive Officer and Principal Executive Officer

Date: August 31, 2004
      ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Agustin Fleites
      -----------------------------
      Agustin Fleites
      President, Chief Executive Officer and Principal Executive Officer

Date: August 31, 2004
      ----------------------------------

By:   /s/ Donald A. Gignac
      -----------------------------
      Donald A. Gignac
      Treasurer, Chief Financial Officer and Principal Financial Officer

Date: August 31, 2004
      ----------------------------------